UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Ryan M. Louvar, Vice President and Senior Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Shareholder Report.

STATE STREET MASTER FUNDS

ANNUAL REPORT

December 31, 2011

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2011 to December 31, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2011

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.90	$0.35

Tax Free Money Market Portfolio	$1,000.00	$999.90	$0.60

U.S. Government Money Market Portfolio	$1,000.00	$1,000.10	$0.35

Treasury Money Market Portfolio	$1,000.00	$999.70	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$999.80	$0.40

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Tax Free Money Market Portfolio	$1,000.00	$1,024.60	$0.61

U.S. Government Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.80	$0.41

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of December 31, 2011 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.12%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.08%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Certificates of Deposit	64.3%
Government Agency Repurchase Agreements	9.9
Asset Backed Commercial Paper	8.9
Financial Company Commercial Paper	7.1
Treasury Repurchase Agreements	4.1
Other Notes	3.7
Other Repurchase Agreement	1.0
Other Assets In Excess of Liabilities	1.0
Total	100.0%

Maturity Ladder *	December 31, 2011
Overnight (1 Day)	13.7%
2-30 Days	56.6
31-60 Days	9.9
61-90 Days	3.3
Over 90 Days	15.5
Total	99.0%
Average days to maturity	22
Weighted average life	40

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 8.9%
Aspen Funding Corp.(a)	0.320%	01/06/2012	01/06/2012	$100,000,000	$99,995,556
Collateralized Commercial Paper Co. LLC	0.280%	02/02/2012	02/02/2012	135,000,000	134,966,400
Gemini Securitization Corp. LLC(a)	0.320%	01/04/2012	01/04/2012	165,000,000	164,995,600
Gemini Securitization Corp. LLC(a)	0.320%	01/06/2012	01/06/2012	250,000,000	249,988,889
Kells Funding LLC(a)	0.420%	01/04/2012	01/04/2012	100,000,000	99,996,500
Kells Funding LLC(a)	0.430%	01/11/2012	01/11/2012	50,000,000	49,994,028
Kells Funding LLC(a)	0.430%	01/25/2012	01/25/2012	200,000,000	199,942,667
Kells Funding LLC(a)	0.430%	01/26/2012	01/26/2012	100,000,000	99,970,139
Kells Funding LLC(a)	0.430%	01/30/2012	01/30/2012	200,000,000	199,930,722
Kells Funding LLC(a)	0.430%	01/31/2012	01/31/2012	200,000,000	199,928,333
Kells Funding LLC(a)	0.440%	02/03/2012	02/03/2012	100,000,000	99,959,667
Newport Funding Corp.(a)	0.320%	01/04/2012	01/04/2012	85,000,000	84,997,733
Newport Funding Corp.(a)	0.320%	01/06/2012	01/06/2012	65,000,000	64,997,111
Solitaire Funding LLC(a)	0.290%	01/05/2012	01/05/2012	100,000,000	99,996,778
Solitaire Funding LLC(a)	0.350%	01/13/2012	01/13/2012	100,000,000	99,988,333
Solitaire Funding LLC(a)	0.350%	01/17/2012	01/17/2012	72,000,000	71,988,800

TOTAL ASSET BACKED COMMERCIAL PAPER					2,021,637,256

FINANCIAL COMPANY COMMERCIAL PAPER – 7.1%
Australia & New Zealand Banking Group Ltd.(a)	0.534%	03/07/2012	06/07/2012	101,000,000	101,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.540%	03/08/2012	06/08/2012	78,000,000	78,000,000
DnB NOR Bank ASA(a)(c)	0.421%	01/19/2012	01/19/2012	154,000,000	154,000,000
General Electric Capital Corp.	0.250%	02/10/2012	02/10/2012	250,000,000	249,930,555
General Electric Capital Corp.	0.150%	03/27/2012	03/27/2012	90,000,000	89,967,750
General Electric Capital Corp.	0.280%	04/05/2012	04/05/2012	132,000,000	131,902,467
General Electric Capital Corp.	0.280%	04/09/2012	04/09/2012	107,000,000	106,917,610
General Electric Capital Corp.	0.260%	04/23/2012	04/23/2012	100,000,000	99,918,389
Nordea Bank AB	0.180%	01/05/2012	01/05/2012	75,000,000	74,998,500
Nordea Bank AB	0.340%	01/10/2012	01/10/2012	400,000,000	399,966,000
Skandinaviska Enskilda Banken AB(a)	0.360%	01/06/2012	01/06/2012	50,000,000	49,997,500
Toyota Motor Credit Corp.	0.320%	04/05/2012	04/05/2012	25,600,000	25,578,382
Toyota Motor Credit Corp.	0.330%	04/12/2012	04/12/2012	25,600,000	25,576,064
Toyota Motor Credit Corp.	0.330%	04/16/2012	04/16/2012	37,307,000	37,270,750

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,625,023,967

CERTIFICATES OF DEPOSIT – 64.3%
Bank of Montreal	0.050%	01/05/2012	01/05/2012	300,000,000	300,000,000
Bank of Montreal	0.060%	01/05/2012	01/05/2012	125,000,000	125,000,000
Bank of Montreal	0.120%	01/06/2012	01/06/2012	150,000,000	150,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal	0.120%	01/20/2012	01/20/2012	$175,000,000	$175,000,000
Bank of Montreal(c)	0.431%	01/06/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.300%	01/17/2012	01/17/2012	390,000,000	390,000,000
Bank of Nova Scotia	0.300%	01/26/2012	01/26/2012	200,000,000	200,000,000
Bank of Nova Scotia	0.280%	03/20/2012	03/20/2012	160,000,000	160,000,000
Bank of Nova Scotia	0.280%	04/04/2012	04/04/2012	225,000,000	225,000,000
Bank of Nova Scotia	0.270%	04/05/2012	04/05/2012	150,000,000	150,000,000
Bank of Nova Scotia(c)	0.611%	02/16/2012	09/14/2012	38,000,000	38,000,000
Bank of Tokyo – Mitsubishi	0.200%	01/05/2012	01/05/2012	145,000,000	145,000,000
Bank of Tokyo – Mitsubishi	0.210%	01/12/2012	01/12/2012	600,000,000	600,000,000
Bank of Tokyo – Mitsubishi	0.210%	01/18/2012	01/18/2012	160,000,000	160,000,000
Bank of Tokyo – Mitsubishi	0.220%	01/30/2012	01/30/2012	200,000,000	200,000,000
Barclays Bank	0.215%	01/03/2012	01/03/2012	300,000,000	300,000,000
Barclays Bank(c)	0.546%	01/10/2012	01/10/2012	300,000,000	300,000,000
Barclays Bank	0.400%	01/17/2012	01/17/2012	200,000,000	200,000,000
Barclays Bank(c)	0.513%	01/17/2012	02/16/2012	150,000,000	150,000,000
Credit Suisse	0.200%	01/05/2012	01/05/2012	70,000,000	70,000,000
Credit Suisse	0.400%	01/12/2012	01/12/2012	500,000,000	500,000,000
Credit Suisse	0.200%	01/13/2012	01/13/2012	130,000,000	130,000,000
Credit Suisse(c)	0.421%	01/05/2012	01/04/2013	187,000,000	187,000,000
Deutsche Bank AG	0.350%	01/11/2012	01/11/2012	150,000,000	150,000,000
Deutsche Bank AG	0.410%	01/17/2012	01/17/2012	200,000,000	200,000,000
Deutsche Bank AG(c)	0.471%	01/05/2012	04/03/2012	100,000,000	100,000,000
ING Bank NV	0.280%	01/09/2012	01/09/2012	250,000,000	250,000,000
ING Bank NV	0.300%	01/20/2012	01/20/2012	400,000,000	400,000,000
ING Bank NV	0.450%	02/01/2012	02/01/2012	200,000,000	200,000,000
ING Bank NV	0.450%	02/02/2012	02/02/2012	250,000,000	250,000,000
Lloyds TSB Bank	0.200%	01/05/2012	01/05/2012	100,000,000	100,000,000
Lloyds TSB Bank	0.400%	01/12/2012	01/12/2012	500,000,000	500,000,000
Lloyds TSB Bank	0.400%	01/13/2012	01/13/2012	150,000,000	150,000,000
Lloyds TSB Bank	0.400%	01/17/2012	01/17/2012	200,000,000	200,000,000
Lloyds TSB Bank	0.215%	01/23/2012	01/23/2012	200,000,000	200,000,000
National Australia Bank Ltd.	0.355%	03/23/2012	03/23/2012	500,000,000	500,005,689
National Australia Bank Ltd.(c)	0.351%	01/03/2012	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd.(c)	0.355%	01/09/2012	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd.(c)	0.356%	01/09/2012	06/07/2012	150,000,000	150,000,000
National Bank of Canada	0.140%	01/20/2012	01/20/2012	180,000,000	180,000,000
Nordea Bank AB	0.330%	01/09/2012	01/09/2012	400,000,000	399,999,556
Rabobank Nederland NV(c)	0.371%	01/03/2012	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV	0.520%	04/03/2012	04/03/2012	500,000,000	500,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Rabobank Nederland NV(c)	0.338%	01/17/2012	05/14/2012	$140,000,000	$140,000,000
Rabobank Nederland NV(c)	0.348%	01/17/2012	05/14/2012	140,000,000	140,000,000
Royal Bank of Scotland	0.290%	01/04/2012	01/04/2012	400,000,000	400,000,000
Royal Bank of Scotland	0.290%	01/11/2012	01/11/2012	125,000,000	125,000,000
Royal Bank of Scotland	0.300%	01/13/2012	01/13/2012	229,000,000	229,000,000
Skandinaviska Enskilda Banken AB	0.360%	01/06/2012	01/06/2012	325,000,000	325,000,000
Skandinaviska Enskilda Banken AB	0.360%	01/09/2012	01/09/2012	190,000,000	190,000,000
Skandinaviska Enskilda Banken AB	0.360%	02/01/2012	02/01/2012	300,000,000	300,000,000
Standard Chartered Bank	0.400%	01/17/2012	01/17/2012	255,000,000	255,000,000
Sumitomo Mitsui Banking Corp.	0.220%	01/06/2012	01/06/2012	320,000,000	320,000,222
Sumitomo Mitsui Banking Corp.	0.220%	01/09/2012	01/09/2012	300,000,000	300,000,000
Svenska Handelsbanken AB	0.325%	01/04/2012	01/04/2012	225,000,000	225,000,000
Svenska Handelsbanken AB	0.185%	01/13/2012	01/13/2012	225,000,000	225,000,375
Swedbank AB	0.210%	01/05/2012	01/05/2012	220,000,000	220,000,000
Toronto Dominion Bank(c)	0.356%	01/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.440%	01/11/2012	01/11/2012	200,000,000	200,000,000
UBS AG	0.250%	02/03/2012	02/03/2012	700,000,000	700,000,000
UBS AG(c)	0.523%	02/06/2012	02/06/2012	180,000,000	180,000,000

TOTAL CERTIFICATES OF DEPOSIT					14,652,005,842

OTHER NOTES – 3.7%
Bank of America NA	0.260%	01/13/2012	01/13/2012	150,000,000	150,000,000
Commonwealth Bank of Australia(b)(c)	0.572%	01/27/2012	11/26/2012	31,000,000	31,000,000
Nordea Bank AB(b)(c)	0.571%	02/21/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV(b)(c)	0.601%	02/16/2012	12/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB(b)(c)	0.611%	02/09/2012	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB(b)(c)	0.516%	02/17/2012	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp.(c)	0.575%	01/30/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					837,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.9%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% due 09/01/2024 – 09/01/2041, Federal National Mortgage Associations, 4.000% – 6.000% due 09/01/2037 – 10/01/2041 and Government National Mortgage Associations, 3.500% – 5.500% due 11/15/2038 – 12/20/2041 valued at $137,700,000); proceeds $135,001,050	0.070%	01/03/2012	01/03/2012	$135,000,000	$135,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 12/01/2041 valued at $178,500,484); proceeds $175,000,972	0.050%	01/03/2012	01/03/2012	175,000,000	175,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by Federal National Mortgage Associations, 3.000% – 8.000% due 08/01/2014 – 01/01/2042 valued at $408,003,468); proceeds $400,002,667	0.060%	01/03/2012	01/03/2012	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 7.000% due 10/01/2017 – 09/01/2047 and Federal National Mortgage Associations, 3.000% – 9.000% due 07/01/2014 – 12/01/2041 valued at $306,000,000); proceeds $300,004,500	0.090%	01/05/2012	01/05/2012	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 4.500% due 10/01/2025 – 08/01/2040 and Federal National Mortgage Associations, 0.000% – 6.500% due 03/01/2025 – 09/25/2042 valued at $770,100,000); proceeds $755,008,389	0.100%	01/03/2012	01/03/2012	755,000,000	755,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 01/15/2018 – 08/15/2037 valued at $91,801,308); proceeds $90,000,600	0.060%	01/03/2012	01/03/2012	$90,000,000	$90,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal National Mortgage Associations, 4.500% – 5.000% due 05/01/2041 – 11/01/2041 and Government National Mortgage Associations, 1.534% – 5.389% due 10/20/2039 – 06/20/2061 valued at $408,000,000); proceeds $400,003,111	0.070%	01/03/2012	01/03/2012	400,000,000	400,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,255,000,000

TREASURY REPURCHASE AGREEMENTS – 4.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 5.250% due 11/15/2028 valued at $204,000,137); proceeds $200,000,444	0.020%	01/03/2012	01/03/2012	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 5.250% due 11/15/2028 valued at $351,900,005); proceeds $345,000,383	0.010%	01/03/2012	01/03/2012	345,000,000	345,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Bond, 4.750% due 12/01/2041 valued at $306,005,907); proceeds $300,000,667	0.020%	01/03/2012	01/03/2012	300,000,000	300,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 0.000% due 06/14/2012 valued at $102,000,014); proceeds $100,000,222	0.020%	01/03/2012	01/03/2012	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					945,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENT – 1.0%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by common stocks valued at $243,008,126); proceeds $225,004,750	0.190%	01/03/2012	01/03/2012	$225,000,000	$225,000,000

TOTAL OTHER REPURCHASE AGREEMENT					225,000,000

TOTAL INVESTMENTS(d)† – 99.0%					22,560,667,065
Other Assets in Excess of Liabilities – 1.0%					219,519,280

NET ASSETS – 100.0%					$22,780,186,345

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,269,668,356 or 9.96% of net assets as of December 31, 2011.

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $652,000,000 or 2.86% of net assets as of December 31, 2011.

(c)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2011.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Education	20.7%
General Obligations	18.1
Cash/Money Market Fund	16.6
Transportation	14.1
Health	10.3
Water	5.6
Housing	5.5
Development	2.9
Water & Sewer	1.8
Pollution	1.7
Lease Revenue	1.6
Industrial Revenue/Pollution Control Revenue	1.1
Total	100.0%

Maturity Ladder *	December 31, 2011
Overnight (1 Day)	20.2%
2-30 Days	79.8
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	6
Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 83.4%
Arizona – 2.3%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC(a)	0.060%	01/06/2012	01/06/2012	$7,535,000	$7,535,000
California – 12.5%
Bay Area Toll Authority, Revenue Bonds, Series A, RMKT 08/28/08, LOC: Barclays Bank PLC(a)	0.010%	01/06/2012	01/06/2012	5,000,000	5,000,000
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.040%	01/06/2012	01/06/2012	7,680,000	7,680,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT, 01/12/11, SPA: Barclays Bank PLC(a)	0.030%	01/06/2012	01/06/2012	4,840,000	4,840,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: JP Morgan Chase Bank(a)	0.060%	01/06/2012	01/06/2012	10,655,000	10,655,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A.(a)	0.070%	01/06/2012	01/06/2012	1,000,000	1,000,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement(a)	0.080%	01/06/2012	01/06/2012	2,700,000	2,700,000
San Diego Housing Authority, Revenue Bonds, Hillside Garden Apartment, Series C, LIQ: FNMA(a)	0.120%	01/06/2012	01/06/2012	7,915,000	7,915,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.060%	01/06/2012	01/06/2012	1,500,000	1,500,000

					41,290,000

Colorado – 2.0%
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.080%	01/06/2012	01/06/2012	3,065,000	3,065,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.100%	01/06/2012	01/06/2012	3,700,000	3,700,000

					6,765,000

Connecticut – 2.9%
Connecticut Housing Finance Authority, Revenue Bonds, Subseries F-1, INS: Government Authority(a)	0.070%	01/03/2012	01/03/2012	1,500,000	1,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.020%	01/06/2012	01/06/2012	$8,000,000	$8,000,000

					9,500,000

Delaware – 4.4%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.050%	01/06/2012	01/06/2012	6,900,000	6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.060%	01/03/2012	01/03/2012	7,740,000	7,740,000

					14,640,000

Georgia – 0.6%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.110%	01/06/2012	01/06/2012	2,000,000	2,000,000

Illinois – 1.2%
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, Series B, LOC: JP Morgan Chase Bank(a)	0.090%	01/06/2012	01/06/2012	3,960,000	3,960,000

Indiana – 0.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.090%	01/06/2012	01/06/2012	2,000,000	2,000,000

Kansas – 4.2%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.020%	01/06/2012	01/06/2012	14,000,000	14,000,000

Maryland – 1.6%
County of Montgomery, GO Unlimited, Bond Anticipation Notes, Series A, RMKT 05/25/11, SPA: Wells Fargo Bank N.A.(a)	0.050%	01/03/2012	01/03/2012	1,500,000	1,500,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	01/06/2012	01/06/2012	3,710,000	3,710,000

					5,210,000

Massachusetts – 5.9%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.110%	01/06/2012	01/06/2012	8,000,000	8,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Smith College, RMKT 09/15/10, SPA: Bank of America N.A.(a)	0.100%	01/06/2012	01/06/2012	$2,500,000	$2,500,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare System, Series F4, SPA: Bank of America N.A.(a)	0.090%	01/06/2012	01/06/2012	3,000,000	3,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Tufts University, Series N-2, SPA: Bank of America N.A.(a)	0.090%	01/03/2012	01/03/2012	1,000,000	1,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC(a)	0.040%	01/06/2012	01/06/2012	5,000,000	5,000,000

					19,500,000

Michigan – 1.8%
University of Michigan, Revenue Bonds, General, SPA: JP Morgan Chase Bank(a)	0.060%	01/06/2012	01/06/2012	6,000,000	6,000,000

Minnesota – 4.6%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.090%	01/06/2012	01/06/2012	3,055,000	3,055,000
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company(a)	0.050%	01/06/2012	01/06/2012	12,250,000	12,250,000

					15,305,000

Missouri – 2.2%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co.(a)	0.100%	01/06/2012	01/06/2012	5,550,000	5,550,000
Missouri State Health & Educational Facilities Authority, Revenues Bonds, SSM Health-C5, RMKT 05/15/08(a)	0.070%	01/06/2012	01/06/2012	1,660,000	1,660,000

					7,210,000

New Hampshire – 3.2%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank(a)	0.060%	01/06/2012	01/06/2012	4,750,000	4,750,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	01/06/2012	01/06/2012	5,715,000	5,715,000

					10,465,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New York – 3.4%
City of New York, GO Unlimited, Subseries C-3A RMKT 10/28/10, LIQ: Bank of Nova Scotia(a)	0.070%	01/06/2012	01/06/2012	$3,000,000	$3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	01/06/2012	01/06/2012	4,000,000	4,000,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.060%	01/06/2012	01/06/2012	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A.(a)	0.060%	01/06/2012	01/06/2012	3,000,000	3,000,000

					11,300,000

North Carolina – 15.4%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A.(a)	0.090%	01/06/2012	01/06/2012	2,560,000	2,560,000
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds, Charlotte Hospital Authority, RMKT 08/28/08, SPA: JP Morgan Chase Bank(a)	0.020%	01/06/2012	01/06/2012	20,000	20,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A.(a)	0.110%	01/06/2012	01/06/2012	6,100,000	6,100,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	01/06/2012	01/06/2012	1,955,000	1,955,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.090%	01/06/2012	01/06/2012	5,000,000	5,000,000
County of Mecklenburg, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.090%	01/06/2012	01/06/2012	9,000,000	9,000,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	01/06/2012	01/06/2012	6,600,000	6,600,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.060%	01/06/2012	01/06/2012	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.070%	01/06/2012	01/06/2012	6,300,000	6,300,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	01/06/2012	01/06/2012	1,800,000	1,800,000
North Carolina State University at Raleigh, General Revenue Bonds, Series A, SPA: Bank of America N.A.(a)	0.100%	01/06/2012	01/06/2012	7,000,000	7,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thrgn(a)	0.130%	01/06/2012	01/06/2012	1,000,000	1,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thrgn(a)	0.060%	01/06/2012	01/06/2012	2,000,000	2,000,000

					51,135,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Ohio – 1.7%
Ohio Air Quality Development Authority, Revenue Bonds, Pollution-First Energy, Series B, LOC: UBS AG(a)	0.090%	01/06/2012	01/06/2012	$5,500,000	$5,500,000

Oregon – 1.3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Legacy Health System, Series B, LOC: U.S. Bank N.A.(a)	0.070%	01/06/2012	01/06/2012	2,000,000	2,000,000
Oregon State Facilities Authority, Revenue Bonds, Sacred Heart Medical Center, Series A, LOC: U.S Bank N.A.(a)	0.060%	01/06/2012	01/06/2012	2,245,000	2,245,000

					4,245,000

Rhode Island – 0.5%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.080%	01/06/2012	01/06/2012	1,690,000	1,690,000

Texas – 3.8%
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)	0.150%	01/06/2012	01/06/2012	1,000,000	1,000,000
Harris County Health Facilities Development Authority, Baylor College Medical, Series A1, RMKT 11/12/08, LOC: Wells Fargo Bank N.A.(a)	0.050%	01/06/2012	01/06/2012	1,800,000	1,800,000
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.100%	01/06/2012	01/06/2012	2,325,000	2,325,000
Houston Higher Education Finance Corp., Revenue Bonds, Rice University Project, Series B, INS: Government of University, SPA: JP Morgan Chase Bank(a)	0.070%	01/06/2012	01/06/2012	1,900,000	1,900,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank(a)	0.170%	01/06/2012	01/06/2012	2,195,000	2,195,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Scott White Memorial, Series B, LOC: U.S. Bank N.A.(a)	0.080%	01/06/2012	01/06/2012	2,000,000	2,000,000
University of Texas, University Revenue Bonds, Financing Systems, Series A(a)	0.020%	01/06/2012	01/06/2012	1,300,000	1,300,000

					12,520,000

Utah – 1.5%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc., SPA: U.S. Bank N.A.(a)	0.070%	01/06/2012	01/06/2012	5,000,000	5,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Virginia – 2.9%
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series A, SPA: Bank of America N.A.(a)	0.130%	01/06/2012	01/06/2012	$7,000,000	$7,000,000
Fairfax County Economic Development Authority, Revenue Bonds, Smithsonian Institution, Series B, SPA: Bank of America N.A.(a)	0.100%	01/06/2012	01/06/2012	2,630,000	2,630,000

					9,630,000

Washington – 2.9%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)	0.100%	01/06/2012	01/06/2012	8,000,000	8,000,000
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.130%	01/06/2012	01/06/2012	1,700,000	1,700,000

					9,700,000

TOTAL VARIABLE RATE DEMAND NOTES					276,100,000

	Shares	Market Value
INVESTMENT COMPANY – 16.6%
Dreyfus Tax Exempt Cash Management Fund(b)	55,108,287	55,108,287

TOTAL INVESTMENTS(c)† – 100.0%		331,208,287
Liabilities in Excess of Assets – 0.00%		(13,834)

NET ASSETS – 100.0%		$331,194,453

(a)	Variable Rate Security – Interest Rate is in effect as of December 31, 2011.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Acronym	Name
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Government Agency Debt	62.9%
Government Agency Repurchase Agreements	24.2
Treasury Repurchase Agreements	8.6
Treasury Debt	4.3
Total	100.0%

Maturity Ladder *	December 31, 2011
Overnight (1 Day)	34.8%
2-30 Days	20.1
31-60 Days	24.2
61-90 Days	5.3
Over 90 Days	15.6
Total	100.0%
Average days to maturity	35
Weighted average life	38

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 62.9%
Federal Home Loan Bank(a)	0.035%	01/13/2012	01/13/2012	$73,000,000	$72,999,148
Federal Home Loan Bank(a)	0.015%	01/18/2012	01/18/2012	47,225,000	47,224,666
Federal Home Loan Bank(a)	0.045%	01/18/2012	01/18/2012	109,000,000	108,997,684
Federal Home Loan Bank(a)	0.050%	01/18/2012	01/18/2012	21,000,000	20,999,504
Federal Home Loan Bank(a)	0.015%	01/20/2012	01/20/2012	73,968,000	73,967,414
Federal Home Loan Bank(a)	0.040%	01/20/2012	01/20/2012	117,000,000	116,997,530
Federal Home Loan Bank(b)	0.262%	01/23/2012	01/23/2012	99,000,000	99,003,059
Federal Home Loan Bank(a)	0.040%	01/24/2012	01/24/2012	18,000,000	17,999,540
Federal Home Loan Bank(a)	0.035%	01/25/2012	01/25/2012	51,000,000	50,998,810
Federal Home Loan Bank(a)	0.030%	01/27/2012	01/27/2012	18,000,000	17,999,610
Federal Home Loan Bank	0.120%	01/30/2012	01/30/2012	15,000,000	15,000,698
Federal Home Loan Bank(a)	0.025%	02/01/2012	02/01/2012	276,943,000	276,937,038
Federal Home Loan Bank(a)	0.035%	02/01/2012	02/01/2012	37,000,000	36,998,885
Federal Home Loan Bank(a)	0.035%	02/03/2012	02/03/2012	94,000,000	93,996,984
Federal Home Loan Bank(a)	0.030%	02/29/2012	02/29/2012	108,304,000	108,298,675
Federal Home Loan Bank(a)	0.010%	03/07/2012	03/07/2012	6,990,000	6,988,719
Federal Home Loan Bank(a)	0.070%	03/28/2012	03/28/2012	14,000,000	13,997,632
Federal Home Loan Bank(a)	0.065%	04/09/2012	04/09/2012	68,507,000	68,494,754
Federal Home Loan Bank(a)	0.090%	04/25/2012	04/25/2012	13,000,000	12,996,263
Federal Home Loan Bank(a)	0.075%	05/04/2012	05/04/2012	42,308,000	42,297,070
Federal Home Loan Bank(a)	0.080%	05/04/2012	05/04/2012	29,360,000	29,351,910
Federal Home Loan Bank(a)	0.080%	05/09/2012	05/09/2012	29,326,000	29,317,593
Federal Home Loan Mortgage Corp.(a)	0.030%	01/09/2012	01/09/2012	29,000,000	28,999,807
Federal Home Loan Mortgage Corp.(a)	0.010%	01/10/2012	01/10/2012	10,000,000	9,999,975
Federal Home Loan Mortgage Corp.(a)	0.046%	01/17/2012	01/17/2012	32,000,000	31,999,360
Federal Home Loan Mortgage Corp.(a)	0.035%	01/23/2012	01/23/2012	66,000,000	65,998,588
Federal Home Loan Mortgage Corp.(a)	0.030%	01/30/2012	01/30/2012	20,000,000	19,999,517
Federal Home Loan Mortgage Corp.(a)	0.040%	02/01/2012	02/01/2012	195,000,000	194,993,283
Federal Home Loan Mortgage Corp.(a)	0.030%	02/13/2012	02/13/2012	116,000,000	115,995,843
Federal Home Loan Mortgage Corp.(a)	0.030%	02/14/2012	02/14/2012	2,567,000	2,566,906
Federal Home Loan Mortgage Corp.(a)	0.025%	02/21/2012	02/21/2012	34,789,000	34,787,768
Federal Home Loan Mortgage Corp.(a)	0.030%	02/21/2012	02/21/2012	15,083,000	15,082,359
Federal Home Loan Mortgage Corp.(a)	0.030%	02/27/2012	02/27/2012	23,647,000	23,645,877
Federal Home Loan Mortgage Corp.(a)	0.040%	03/21/2012	03/21/2012	76,552,000	76,545,195
Federal Home Loan Mortgage Corp.(b)	0.241%	01/03/2012	04/03/2012	73,000,000	73,004,872
Federal Home Loan Mortgage Corp.(a)	0.050%	04/09/2012	04/09/2012	19,044,000	19,041,381
Federal Home Loan Mortgage Corp.(a)	0.075%	05/07/2012	05/07/2012	87,968,000	87,944,725
Federal Home Loan Mortgage Corp.(a)	0.080%	05/08/2012	05/08/2012	61,264,000	61,246,574
Federal Home Loan Mortgage Corp.(b)	0.256%	01/11/2012	05/11/2012	105,000,000	105,013,506
Federal Home Loan Mortgage Corp.(a)	0.075%	05/14/2012	05/14/2012	36,305,000	36,294,865
Federal National Mortgage Assoc.(a)	0.140%	01/03/2012	01/03/2012	116,000,000	115,999,098

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.030%	01/09/2012	01/09/2012	$29,000,000	$28,999,807
Federal National Mortgage Assoc.(a)	0.140%	01/09/2012	01/09/2012	65,000,000	64,997,978
Federal National Mortgage Assoc.(a)	0.040%	01/18/2012	01/18/2012	39,000,000	38,999,263
Federal National Mortgage Assoc.(a)	0.030%	01/25/2012	01/25/2012	49,367,000	49,366,013
Federal National Mortgage Assoc.(a)	0.035%	01/25/2012	01/25/2012	57,053,000	57,051,669
Federal National Mortgage Assoc.(a)	0.030%	02/15/2012	02/15/2012	38,017,000	38,015,574
Federal National Mortgage Assoc.(a)	0.142%	02/15/2012	02/15/2012	49,000,000	48,991,425
Federal National Mortgage Assoc.(a)	0.140%	02/16/2012	02/16/2012	200,000,000	199,964,222
Federal National Mortgage Assoc.(a)	0.028%	02/22/2012	02/22/2012	84,159,000	84,155,596
Federal National Mortgage Assoc.(a)	0.030%	02/22/2012	02/22/2012	17,175,000	17,174,256
Federal National Mortgage Assoc.(a)	0.035%	02/22/2012	02/22/2012	25,763,000	25,761,698
Federal National Mortgage Assoc.(a)	0.020%	02/29/2012	02/29/2012	50,000,000	49,998,361
Federal National Mortgage Assoc.(a)	0.100%	03/07/2012	03/07/2012	15,000,000	14,997,250
Federal National Mortgage Assoc.(a)	0.020%	03/14/2012	03/14/2012	100,000,000	99,995,944
Federal National Mortgage Assoc.(a)	0.070%	03/14/2012	03/14/2012	7,000,000	6,999,006
Federal National Mortgage Assoc.(a)	0.070%	03/28/2012	03/28/2012	35,700,000	35,693,961
Federal National Mortgage Assoc.(a)	0.030%	04/02/2012	04/02/2012	150,000,000	149,988,500
Federal National Mortgage Assoc.(a)	0.075%	05/02/2012	05/02/2012	6,250,000	6,248,411
Federal National Mortgage Assoc.(a)	0.075%	05/09/2012	05/09/2012	38,550,000	38,539,640
Federal National Mortgage Assoc.(a)	0.080%	05/09/2012	05/09/2012	17,250,000	17,245,055
Federal National Mortgage Assoc.(a)	0.075%	05/16/2012	05/16/2012	55,310,000	55,294,329
Federal National Mortgage Assoc.(a)	0.085%	05/23/2012	05/23/2012	27,904,000	27,894,579

TOTAL GOVERNMENT AGENCY DEBT					3,637,395,222

TREASURY DEBT – 4.3%
U.S. Treasury Bill(a)	0.010%	01/05/2012	01/05/2012	125,000,000	124,999,861
U.S. Treasury Note(a)	0.030%	02/29/2012	02/29/2012	31,530,000	31,764,781
U.S. Treasury Bill(a)	0.013%	03/08/2012	03/08/2012	30,000,000	29,999,302
U.S. Treasury Bill(a)	0.015%	12/08/2011	03/08/2012	20,000,000	19,999,442
U.S. Treasury Note(a)	0.061%	04/30/2012	04/30/2012	39,727,000	39,849,944

TOTAL TREASURY DEBT					246,613,330

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 24.2%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal Home Loan Bank, 2.875% due 06/12/2015, Federal Home Loan Mortgage Corporations, 1.000% – 6.750% due 03/23/2012 – 07/15/2032 and Federal National Mortgage Associations, 1.000% – 5.625% due 05/07/2013 – 07/15/2037 valued at $714,000,272); proceeds 700,007,000	0.090%	01/03/2012	01/03/2012	$700,000,000	$700,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by Federal Farm Credit Banks, 0.000% – 6.300% due 01/13/2012 – 01/03/2031, Federal Home Loan Banks, 0.000% – 5.625% due 01/01/2012 – 07/15/2036 and Federal Home Loan Mortgage Corporations 0.000% – 6.750% due 01/09/2012 – 04/16/2037 valued at $714,000,565); proceeds 700,002,333	0.030%	01/03/2012	01/03/2012	700,000,000	700,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,400,000,000

TREASURY REPURCHASE AGREEMENTS – 8.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by U.S. Treasury Strips, 4.250% due 11/15/2040, valued at $153,000,208); proceeds $150,000,333	0.020%	01/03/2012	01/03/2012	150,000,000	150,000,000
Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 6.625% due 02/15/2027, valued at $153,000,028); proceeds $150,000,500	0.030%	01/03/2012	01/03/2012	150,000,000	150,000,000
Agreement with Credit Suisse Securities (USA) LLC. and JP Morgan Chase & Co., (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041 and a U.S. Treasury Note, 4.500% due 05/15/2017, valued at $153,000,188); proceeds $150,000,333	0.020%	01/03/2012	01/03/2012	150,000,000	150,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/11 (collateralized by a U.S. Treasury Strip, 3.250% due 06/30/2016, valued at $46,002,008); proceeds $45,100,200	0.040%	01/03/2012	01/03/2012	$45,100,000	$45,100,000

TOTAL TREASURY REPURCHASE AGREEMENTS					495,100,000

TOTAL INVESTMENTS(c)† – 100.0%					$5,779,108,552
Other Assets in Excess of Liabilities – 0.00%					335,398

NET ASSETS – 100.0%					$5,779,443,950

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate is in effect as of December 31, 2011.

(c)	The values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.( Note 2)

†	See Note 2 to the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Treasury Debt	98.5%
Other Assets in Excess of Liabilities	1.5
Total	100.0%

Maturity Ladder *	December 31, 2011
Overnight (1 Day)	0.0%
2-30 Days	51.0
31-60 Days	33.4
61-90 Days	14.1
Over 90 Days	0.0
Total	98.5%
Average days to maturity	32
Weighted average life	32

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 98.5%
U.S. Treasury Bill	0.000%	01/05/2012	01/05/2012	$1,009,734,000	$1,009,734,000
U.S. Treasury Bill	0.003%	01/05/2012	01/05/2012	150,000,000	149,999,958
U.S. Treasury Bill	0.010%	01/05/2012	01/05/2012	475,000,000	474,999,472
U.S. Treasury Bill	0.030%	01/05/2012	01/05/2012	75,991,000	75,989,667
U.S. Treasury Bill	0.000%	01/12/2012	01/12/2012	1,184,648,000	1,184,648,000
U.S. Treasury Bill	0.002%	01/12/2012	01/12/2012	100,000,000	99,999,924
U.S. Treasury Bill	0.003%	01/12/2012	01/12/2012	75,000,000	74,999,943
U.S. Treasury Bill	0.005%	01/12/2012	01/12/2012	100,000,000	99,999,847
U.S. Treasury Bill	0.015%	01/12/2012	01/12/2012	214,000,000	213,999,019
U.S. Treasury Bill	0.018%	01/12/2012	01/12/2012	222,000,000	221,998,813
U.S. Treasury Bill	0.020%	01/12/2012	01/12/2012	89,000,000	88,999,456
U.S. Treasury Bill	0.000%	01/19/2012	01/19/2012	1,305,700,000	1,305,700,000
U.S. Treasury Bill	0.015%	01/19/2012	01/19/2012	100,000,000	99,999,250
U.S. Treasury Bill	0.020%	01/19/2012	01/19/2012	100,000,000	99,999,000
U.S. Treasury Bill	0.030%	01/19/2012	01/19/2012	400,000,000	399,994,000
U.S. Treasury Bill	0.003%	01/26/2012	01/26/2012	75,000,000	74,999,870
U.S. Treasury Bill	0.025%	01/26/2012	01/26/2012	387,000,000	386,993,281
U.S. Treasury Bill	0.026%	01/26/2012	01/26/2012	113,000,000	112,997,960
U.S. Treasury Bill	0.000%	02/02/2012	02/02/2012	260,000,000	260,000,000
U.S. Treasury Bill	0.001%	02/02/2012	02/02/2012	40,000,000	39,999,964
U.S. Treasury Bill	0.005%	02/02/2012	02/02/2012	300,000,000	299,998,667
U.S. Treasury Bill	0.020%	02/02/2012	02/02/2012	500,000,000	499,991,111
U.S. Treasury Bill	0.000%	02/09/2012	02/09/2012	200,000,000	200,000,000
U.S. Treasury Bill	0.001%	02/09/2012	02/09/2012	100,000,000	99,999,892
U.S. Treasury Bill	0.003%	02/09/2012	02/09/2012	200,000,000	199,999,458
U.S. Treasury Bill	0.005%	02/09/2012	02/09/2012	205,000,000	204,998,889
U.S. Treasury Bill	0.010%	02/09/2012	02/09/2012	700,000,000	699,992,417
U.S. Treasury Bill	0.000%	02/16/2012	02/16/2012	100,000,000	100,000,000
U.S. Treasury Bill	0.003%	02/16/2012	02/16/2012	100,000,000	99,999,680
U.S. Treasury Bill	0.005%	02/16/2012	02/16/2012	136,000,000	135,999,131
U.S. Treasury Bill	0.013%	02/16/2012	02/16/2012	600,000,000	599,990,417
U.S. Treasury Bill	0.013%	02/23/2012	02/23/2012	283,000,000	282,994,792
U.S. Treasury Bill	0.015%	02/23/2012	02/23/2012	217,000,000	216,995,208
U.S. Treasury Bill	0.020%	02/23/2012	02/23/2012	100,000,000	99,997,055
U.S. Treasury Bill	0.030%	03/01/2012	03/01/2012	500,000,000	499,975,000
U.S. Treasury Bill	0.013%	03/08/2012	03/08/2012	365,000,000	364,991,509
U.S. Treasury Bill	0.015%	03/08/2012	03/08/2012	235,000,000	234,993,440

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill	0.010%	03/15/2012	03/15/2012	$389,000,000	$388,992,004
U.S. Treasury Note	0.015%	03/15/2012	03/15/2012	211,885,000	212,470,705

TOTAL TREASURY DEBT					11,918,430,799

TOTAL INVESTMENTS(b)† – 98.5%					11,918,430,799
Other Assets in Excess of Liabilities – 1.5%					175,932,719

NET ASSETS – 100.0%					$12,094,363,518

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Treasury Debt	67.6%
Treasury Repurchase Agreements	32.4
Other Assets in Excess of Liabilities	0.0
Total	100.0%
Maturity Ladder *	December 31, 2011
Overnight (1 Day)	32.4%
2-30 Days	35.6
31-60 Days	18.4
61-90 Days	13.6
Over 90 Days	0.0
Total	100.0%
Average days to maturity	24
Weighted average life	24

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 67.6%
U.S. Treasury Bill(a)	0.000%	01/05/2012	01/05/2012	$50,000,000	$50,000,000
U.S. Treasury Bill(a)	0.010%	01/05/2012	01/05/2012	50,000,000	49,999,944
U.S. Treasury Bill(a)	0.030%	01/05/2012	01/05/2012	75,000,000	74,999,750
U.S. Treasury Bill(a)	0.000%	01/12/2012	01/12/2012	35,000,000	35,000,000
U.S. Treasury Bill(a)	0.015%	01/12/2012	01/12/2012	11,000,000	10,999,950
U.S. Treasury Bill(a)	0.018%	01/12/2012	01/12/2012	28,000,000	27,999,850
U.S. Treasury Bill(a)	0.020%	01/12/2012	01/12/2012	11,000,000	10,999,933
U.S. Treasury Bill(a)	0.000%	01/19/2012	01/19/2012	50,000,000	50,000,000
U.S. Treasury Bill(a)	0.030%	01/19/2012	01/19/2012	75,000,000	74,998,875
U.S. Treasury Bill(a)	0.025%	01/26/2012	01/26/2012	77,000,000	76,998,663
U.S. Treasury Bill(a)	0.026%	01/26/2012	01/26/2012	23,000,000	22,999,585
U.S. Treasury Bill(a)	0.020%	02/02/2012	02/02/2012	75,000,000	74,998,667
U.S. Treasury Bill(a)	0.010%	02/09/2012	02/09/2012	50,000,000	49,999,458
U.S. Treasury Bill(a)	0.013%	02/16/2012	02/16/2012	75,000,000	74,998,802
U.S. Treasury Bill(a)	0.013%	02/23/2012	02/23/2012	28,000,000	27,999,485
U.S. Treasury Bill(a)	0.015%	02/23/2012	02/23/2012	22,000,000	21,999,514
U.S. Treasury Bill(a)	0.030%	03/01/2012	03/01/2012	100,000,000	99,995,000
U.S. Treasury Bill(a)	0.013%	03/08/2012	03/08/2012	30,000,000	29,999,302
U.S. Treasury Bill(a)	0.015%	03/08/2012	03/08/2012	20,000,000	19,999,442
U.S. Treasury Bill(a)	0.010%	03/15/2012	03/15/2012	23,000,000	22,999,527
U.S. Treasury Note(a)	0.015%	03/15/2012	03/15/2012	12,000,000	12,033,171

TOTAL TREASURY DEBT					920,018,918

					Market Value
TREASURY REPURCHASE AGREEMENTS – 32.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 4.500% due 05/15/2038 valued at $35,700,008); proceeds $35,000,078	0.020%	01/03/2012	01/03/2012	35,000,000	35,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Note, 4.500% due 05/15/2017 valued at $35,700,395); proceeds $35,000,078	0.020%	01/03/2012	01/03/2012	35,000,000	35,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by U.S. Treasury Strips, 1.375% – 1.150% due 08/31/2018 – 09/30/2018 valued at $178,500,046); proceeds $175,000,194	0.010%	01/03/2012	01/03/2012	175,000,000	175,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 3.125% due 05/15/2019 valued at $21,420,033); proceeds $21,000,047	0.020%	01/03/2012	01/03/2012	$21,000,000	$21,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/30/2011 (collateralized by a U.S. Treasury Strip, 1.500% due 12/31/2013 valued at $178,500,073); proceeds $175,000,389	0.020%	01/03/2012	01/03/2012	175,000,000	175,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					441,000,000

TOTAL INVESTMENTS(b)† – 100.0%					1,361,018,918
Other Assets in Excess of Liabilities – 0.00%					138,909

NET ASSETS – 100.0%					$1,361,157,827

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

December 31, 2011

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$19,135,667,065	$331,208,287	$3,884,008,552	$11,918,430,799	$920,018,918
Repurchase Agreements, at market value and cost (Note 2)	3,425,000,000	–	1,895,100,000	–	441,000,000

Total Investments	22,560,667,065	331,208,287	5,779,108,552	11,918,430,799	1,361,018,918

Cash	215,211,690	–	29,700	175,746,955	188,050
Interest receivable	5,571,399	26,667	610,421	865,382	49,403
Prepaid expenses and other assets	43,780	7,733	13,225	11,962	9,241

Total assets	22,781,493,934	331,242,687	5,779,761,898	12,095,055,098	1,361,265,612

Liabilities
Management fee (Note 3)	1,004,496	14,693	226,236	515,744	60,783
Administration and custody fees (Note 3)	271,443	3,653	61,825	145,032	16,995
Professional fees	27,652	27,651	27,651	27,652	27,650
Trustees’ fees (Note 4)	–	–	–	917	121
Accrued expenses and other liabilities	3,998	2,237	2,236	2,235	2,236

Total liabilities	1,307,589	48,234	317,948	691,580	107,785

Net Assets	$22,780,186,345	$331,194,453	$5,779,443,950	$12,094,363,518	$1,361,157,827

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Year Ended December 31, 2011

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$73,115,297	$520,078	$6,041,574	$2,369,455	$933,362

Expenses
Management fees (Note 3)	15,335,199	207,075	2,970,783	3,339,291	734,973
Administration and custody fees (Note 3)	3,755,811	50,995	740,320	870,605	189,754
Professional fees	70,986	70,984	70,985	70,984	70,982
Trustees’ fees (Note 4)	71,910	13,228	22,980	22,616	15,125
Printing fees	5,792	1,798	1,798	1,798	1,798
Other expenses	126,334	47,322	75,435	72,685	67,649

Total expenses	19,366,032	391,402	3,882,301	4,377,979	1,080,281
Less: Advisor fees waived (Note 3)	(652,351)	(9,200)	(118,015)	(79,221)	(21,098)

Total net expenses	18,713,681	382,202	3,764,286	4,298,758	1,059,183

Net Investment Income (Loss)	$54,401,616	$137,876	$2,277,288	$(1,929,303)	$(125,821)

Realized Gain (Loss)
Net realized gain on investments	$35,236	$–	$1,676	$41,510	$319

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,436,852	$137,876	$2,278,964	$(1,887,793)	$(125,502)

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$54,401,616	$41,688,940	$137,876	$413,078
Net realized gain on investments	35,236	65,219	–	77,445

Net increase in net assets from operations	54,436,852	41,754,159	137,876	490,523

Capital Transactions:
Contributions	54,609,201,296	57,811,748,486	760,832,017	1,015,973,380
Withdrawals	(58,387,277,456)	(46,837,758,144)	(835,103,832)	(987,317,049)

Net increase (decrease) in net assets from capital transactions	(3,778,076,160)	10,973,990,342	(74,271,815)	28,656,331

Net Increase (Decrease) in Net Assets	(3,723,639,308)	11,015,744,501	(74,133,939)	29,146,854
Net Assets
Beginning of year	26,503,825,653	15,488,081,152	405,328,392	376,181,538

End of year	$22,780,186,345	$26,503,825,653	$331,194,453	$405,328,392

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,277,288	$3,005,294	$(1,929,303)	$263,593
Net realized gain on investments	1,676	–	41,510	38,516

Net increase (decrease) in net assets from operations	2,278,964	3,005,294	(1,887,793)	302,109

Capital Transactions:
Contributions	15,632,378,853	12,483,113,177	21,437,394,782	9,018,189,810
Withdrawals	(14,766,113,499)	(11,006,371,349)	(12,997,882,435)	(7,639,683,807)

Net increase in net assets from capital transactions	866,265,354	1,476,741,828	8,439,512,347	1,378,506,003

Net Increase in Net Assets	868,544,318	1,479,747,122	8,437,624,554	1,378,808,112
Net Assets
Beginning of year	4,910,899,632	3,431,152,510	3,656,738,964	2,277,930,852

End of year	$5,779,443,950	$4,910,899,632	$12,094,363,518	$3,656,738,964

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2011	Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(125,821)	$257,191
Net realized gain (loss) on investments	319	(90)

Net increase (decrease) in net assets from operations	(125,502)	257,101

Capital Transactions:
Contributions	5,820,557,843	3,996,124,623
Withdrawals	(5,393,022,416)	(3,863,271,000)

Net increase in net assets from capital transactions	427,535,427	132,853,623

Net Increase in Net Assets	427,409,925	133,110,724
Net Assets
Beginning of year	933,747,902	800,637,178

End of year	$1,361,157,827	$933,747,902

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
Money Market Portfolio
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%		0.12%	0.10%		2.79%		$8,605,905
2007	5.30%		0.12%	0.10%		5.14%		$6,918,263
Tax Free Money Market Portfolio
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%		0.14%	0.10%		2.32%		$388,447
2007(c)	3.19%		0.17%*	0.10	%*	3.42	%*	$447,679
U.S. Government Money Market Portfolio
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
2008	2.19%		0.13%	0.13%		1.97%		$2,959,036
2007(d)	0.92%		0.14%*	0.14	%*	4.39	%*	$1,076,794
Treasury Money Market Portfolio
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
2008	1.28%		0.13%	0.13%		0.93%		$2,120,695
2007(e)	0.61%		0.19%*	0.19	%*	3.21	%*	$530,104
Treasury Plus Money Market Portfolio
2011	0.00	%(f)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637
2008	1.57%		0.13%	0.13%		1.07%		$953,170
2007(g)	0.75%		0.17%*	0.17	%*	3.95	%*	$463,190

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	The Portfolio commenced operations on February 7, 2007.

(d)	The Portfolio commenced operations on October 17, 2007.

(e)	The Portfolio commenced operations on October 25, 2007.

(f)	Amount is less than 0.005%.

(g)	The Portfolio commenced operations on October 24, 2007.

*	Annualized.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

December 31, 2011

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2011, the following Portfolios were in operation: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2011

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2011

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$55,108,287	$–	$–	$–
Level 2 – Other Significant Observable Inputs	22,560,667,065	276,100,000	5,779,108,552	11,918,430,799	1,361,018,918
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$22,560,667,065	$331,208,287	$5,779,108,552	$11,918,430,799	$1, 361,018,918

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the year ended December 31, 2011, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2011

The Portfolios have reviewed the tax positions for open years as of December 31, 2011, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3.	Related Party Fees

The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, each Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the respective Portfolio’s average daily net assets. Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by each Portfolio for investment advisory services through January 31, 2012. On February 18, 2011, the Board of Trustees approved revised investment advisory agreements for each of the Portfolios to amend the management fee payable by each Portfolio to an annual rate of

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2011

0.05% of the respective Portfolio’s average daily net assets. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio will pay a fee at an annual rate of 0.05% of its average daily net assets for investment advisory services received from the Adviser.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

The Trust paid each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also paid each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses. Effective January 1, 2012, the Trust pays each Trustee an annual retainer of $100,000, meeting fees of $5,000 and telephonic meeting fees of $1,250.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	New Accounting Pronouncement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (International Financial Reporting Standards)”. The ASU changes certain fair value measurement principles and disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU 2011-04 will have on the Funds’ financial statements and related disclosures.

Report of Independent Registered Public Accounting Firm

To the Owners of Beneficial Interest and Board of Trustees of

State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”), including the portfolios of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight

Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, of State Street Master Funds, at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2012

State Street Master Funds

General Information

December 31, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request (i), by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request (i), by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 17, 2011 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Portfolios (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) convened a special telephonic meeting on October 19, 2011 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street Bank and Trust Company (“State Street”), which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, each of which is a money market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources,

State Street Master Funds

General Information — (continued)

December 31, 2011 (Unaudited)

Advisory Agreement Renewal — (continued)

operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.0 trillion in assets under management at September 30, 2011, including over $214.5 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of money-market products are exceptional. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios were fair and reasonable and that the Portfolios’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Portfolios and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolios supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the reported recent performance of the Portfolios relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Portfolios supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from feeder funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2011, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, including information as to changes in the methodologies from prior years, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had increased in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider the profitability of these relationships to the Adviser and State Street at next year’s renewal meeting.

State Street Master Funds

General Information — (continued)

December 31, 2011 (Unaudited)

Advisory Agreement Renewal — (continued)

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ advisory fees and total expense ratios were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. (The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invest substantially all of its assets in the applicable Portfolio or in another investment company.) The Trustees also considered that the advisory fees for the Portfolios had been reduced from an annual rate of 0.10% of net assets to 0.05% as of February 1, 2011 (accompanied by simultaneous 0.05% increases in administrative service fee rates at the feeder Fund level) and that, in addition, to help limit expenses of each Portfolio and corresponding series of State Street Institutional Investment Trust, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these tended to be lower than those paid by the Portfolios; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements to obtain third-party (non-proprietary research) services in connection with the Portfolios’ brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Advisory Agreements.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1958 – 1997) Mr. Boyan retired in 1997. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1992 – 2007); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Senior Managing Director, State Street Global Advisors (2006 – present).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; and Trustee, Select Sector SPDR Trust

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1967	Vice President	Term: Indefinite Elected: 09/09	Senior Managing Director (1992 – present) and Chief Operating Officer (May 2010 – present), SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Boston, MA 02116 1964	Assistant Treasurer	11/08-11/10
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present); Assistant Vice President, Eaton Vance Management (2005 – 2007).

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Jacqueline Angell State Street Global Advisors and SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – present); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).

Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Counsel, State Street Bank and Trust Company (2005 – present).*

Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Assistant Counsel, BISYS Group, Inc. (2005 – 2007) (a financial services company).*

Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Legal Analyst, Verizon Communications (2004 – 2007).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSITAR

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

December 31, 2011

State Street Equity 500 Index Portfolio

Management’s Discussion of Fund Performance

The State Street Equity 500 Index Portfolio (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2011 (the “Reporting Period”), the total return for the Fund was 2.03%, and the total return for the Index was 2.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Apart from mild choppiness in January for smaller stocks, US equities worked their way steadily higher in the first seven weeks of 2011, emboldened by solid profit reports and ongoing liquidity from the Federal Reserve. Only when Libyan violence erupted in late February, spurring a leap in oil and gasoline prices, did US averages stumble in a meaningful way. Amid fresh concerns over the resilience of consumer spending, share prices slumped into early March, and when the broader scope of the devastation and nuclear aftermath from events in Japan became evident, the Index briefly slipped into the red on a year-to-date basis. On Sunday March 20, communications powerhouse AT&T announced it had struck a deal to acquire T-Mobile from Deutsche Telekom. While the $39 billion price tag seemed more than generous, investors quickly focused on the enhanced pricing power that might accrue to the merged entity and its fewer remaining competitors. Furthermore, the ready arrangement of financing for such a huge outlay served notice to investors that the market climate remained favorable for buying, and the Index resumed the docile upward trading pattern that had prevailed through much of December and January. Although the Index did not surpass its highs of mid-February, it did provide a nominal gain for March, finishing the opening quarter of 2011 with a solid 5.9% return.

Although US equities hesitated in early April amid a dip in the ISM services index and a slump in small business confidence, a steady diet of healthy first-quarter earnings reports easily got share prices back on track. There were signs of malaise beneath the surface, however, as defensive sectors were starting to perform better and smaller stocks did not recover their swagger as readily as they had during the March volatility that was linked to Japan. The new vulnerabilities came home to roost during May, when weekly jobless claims surged and housing data deteriorated afresh. Share prices continued to slide through most of June, as the unemployment rate rebounded to 9.1%, its highest level of 2011, and consumer price inflation reached 3.6%, its highest print since October 2008. Core inflation also continued its steady climb, damping investor hopes that the Federal Reserve might soon introduce a new round of asset purchases after the expiration of QE2 at the end of June. The only relief for equity holders came late in the month with the announcement that crude oil in storage would be allocated to the marketplace. Developments in Europe provided an additional boost to sentiment, as competing interests seemed to come together on a financing plan for Greece that would buy the country at least a few months of time to shore up its budget.

The market declines continued in the third quarter as weak payroll data, increasing political gridlock, and a downgrade of the United States’ credit rating all helped drive the Index down during the quarter. Increasing concerns over debt issues in Europe also weighed on investor sentiment. The Federal Reserve attempted to boost morale by announcing interest rates would remain near zero well into 2013, but the impact was muted. The third quarter ended with the largest drop in the Index since the fourth quarter of 2008, arguably the height of the financial crisis.

1

State Street Equity 500 Index Portfolio

The final quarter of the year brought relief for weary investors, as the Index rose 11.82%. Sentiment was aided by hopes for progress in Europe, a quieting of the rancorous debates in Washington, solid corporate earnings and signs of improvement in U.S. housing and employment data.

The volatile times of 2011 ended with the Index rising 2.11%. While investor concerns were high through much of the year, the return was quite respectable. In comparison, U.S. markets were much stronger than international markets. The Index beat the MSCI EAFE Index (developed international markets) by 14 percentage points, and beat the MSCI Emerging Index by more than 20 percentage points.

Eight of the ten GICS Sectors posted gains during the year. Defensive sectors were in favor during the year. Utilities, consumer staples and health care all rose significantly. These sectors are normally expected to do well when the economy slows, and investor fears were heightened this year. At the other end of the spectrum, financials were the worst performing sector. The sovereign debt issues in Europe and the United States combined with fears of a slowing global economy to weigh heavily on financials share prices.

Some notable contributors to return in 2011 were Apple, Philip Morris and Pfizer. Apple continues to produce strong earnings and revenues as demand for their products continues to be very strong. Pfizer and Philip Morris appeared to benefit from the anti-cyclical nature of their businesses.

Many of the biggest drags on return came from financial firms. Citibank, Goldman Sachs and Bank of America all weighed heavily on the Fund and Index. The concerns in global equity and debt markets weighed heavily on these financial giants.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

2

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2011

	Total Return One Year Ended December 31, 2011	Total Return Average Annual Five Years Ended December 31, 2011	Total Return Average Annual Ten Years Ended December 31, 2011

State Street Equity 500 Index Portfolio	2.03%	–0.27%	2.89%

S&P 500® Index(b)	2.11%	–0.25%	2.92%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

3

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2011 to December 31, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2011

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$962.80	$0.22

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.98	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2011 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

4

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition *	December 31, 2011
Common Stocks	97.3%
Money Market Funds	2.4
U.S. Government Securities	0.1
Preferred Stock	0.0
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Top Five Sectors (excluding short-term investments) *	December 31, 2011
Information Technology	17.3%
Financials	13.9
Energy	11.9
Health Care	11.3
Consumer Staples	11.1
Total	65.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2011

	Shares	Market Value (000)
COMMON STOCKS – 97.3%
Consumer Discretionary – 10.9%
Abercrombie & Fitch Co. Class A	13,046	$637
Amazon.com, Inc.(a)	56,492	9,779
Apollo Group, Inc. Class A(a)	18,029	971
AutoNation, Inc.(a)	6,363	235
AutoZone, Inc.(a)	4,464	1,451
Bed Bath & Beyond, Inc.(a)	38,345	2,223
Best Buy Co., Inc.	47,119	1,101
Big Lots, Inc.(a)	9,227	348
BorgWarner, Inc.(a)	17,100	1,090
Cablevision Systems Corp.	35,600	506
CarMax, Inc.(a)	34,000	1,036
Carnival Corp.	70,650	2,306
CBS Corp. Class B	105,103	2,853
Chipotle Mexican Grill, Inc.(a)	5,000	1,689
Coach, Inc.	44,228	2,700
Comcast Corp. Class A	427,348	10,132
D.R. Horton, Inc.	40,376	509
Darden Restaurants, Inc.	20,488	934
DeVry, Inc.	10,400	400
Direct TV. Class A(a)	110,077	4,707
Discovery Communications, Inc. Class A(a)	43,000	1,762
Dollar Tree, Inc.(a)	18,600	1,546
eBay, Inc.(a)	178,903	5,426
Expedia, Inc.	14,357	417
Family Dollar Stores, Inc.	18,858	1,087
Ford Motor Co.(a)	593,498	6,386
GameStop Corp. Class A(a)	19,500	471
Gannett Co., Inc.	33,574	449
Gap, Inc.	53,498	992
Genuine Parts Co.	23,809	1,457
Goodyear Tire & Rubber Co.(a)	34,957	495
H&R Block, Inc.	47,115	769
Harley-Davidson, Inc.	35,801	1,392
Harman International Industries, Inc.	9,721	370
Hasbro, Inc.	17,825	568
Home Depot, Inc.	243,112	10,220
Host Hotels & Resorts, Inc.	110,521	1,632
International Game Technology	47,919	824
Interpublic Group of Cos., Inc.	71,894	700
JC Penney Co., Inc.	21,810	767
Johnson Controls, Inc.	105,986	3,313
Kohl’s Corp.	39,533	1,951
Lennar Corp. Class A	25,931	510
Limited Brands, Inc.	38,767	1,564
Lowe’s Cos., Inc.	195,762	4,968
Macy’s, Inc.	67,423	2,170
Marriott International, Inc. Class A	40,450	1,180
Mattel, Inc.	54,676	1,518
McDonald’s Corp.	159,725	16,025
McGraw-Hill Cos., Inc.	46,966	2,112
NetFlix, Inc.(a)	8,000	554
Newell Rubbermaid, Inc.	42,693	689
News Corp. Class A	342,209	6,105
NIKE, Inc. Class B	57,852	5,575
Nordstrom, Inc.	26,233	1,304
O’Reilly Automotive, Inc.(a)	19,400	1,551

	Shares	Market Value (000)
Omnicom Group, Inc.	43,941	$1,959
Orchard Supply Hardware Stores Corp. Class A(a)(b)	242	2
Priceline.com, Inc.(a)	7,690	3,597
PulteGroup, Inc.(a)	54,705	345
Ralph Lauren Corp.	9,815	1,355
Ross Stores, Inc.	36,800	1,749
Scripps Networks Interactive, Inc. Class A	16,235	689
Sears Holdings Corp.(a)	5,374	171
Snap-on, Inc.	9,212	466
Stanley Black & Decker, Inc.	26,207	1,772
Staples, Inc.	111,233	1,545
Starbucks Corp.	115,961	5,335
Starwood Hotels & Resorts Worldwide, Inc.	30,047	1,441
Target Corp.	105,316	5,394
Tiffany & Co.	19,880	1,317
Time Warner Cable, Inc.	51,171	3,253
Time Warner, Inc.	156,191	5,645
TJX Cos., Inc.	58,506	3,777
TripAdvisor, Inc.(a)	14,357	362
Urban Outfitters, Inc.(a)	18,300	504
V.F. Corp.	13,693	1,739
Viacom, Inc. Class B	88,322	4,011
Walt Disney Co.	280,345	10,513
Washington Post Co. Class B	660	249
Whirlpool Corp.	11,361	539
Wyndham Worldwide Corp.	22,699	859
Wynn Resorts, Ltd.	12,700	1,403
Yum! Brands, Inc.	71,592	4,225

		198,642

Consumer Staples – 11.1%
Altria Group, Inc.	321,799	9,541
Archer-Daniels-Midland Co.	103,624	2,964
Avon Products, Inc.	68,660	1,199
Beam, Inc.	23,345	1,196
Brown-Forman Corp. Class B	15,655	1,260
Campbell Soup Co.	26,665	886
Clorox Co.	20,543	1,367
Coca-Cola Co.	355,711	24,889
Coca-Cola Enterprises, Inc.	51,001	1,315
Colgate-Palmolive Co.	76,001	7,022
ConAgra Foods, Inc.	64,975	1,715
Constellation Brands, Inc. Class A(a)	29,326	606
Costco Wholesale Corp.	68,389	5,698
CVS Caremark Corp.	203,132	8,284
Dean Foods Co.(a)	23,558	264
Dr Pepper Snapple Group, Inc.	34,700	1,370
Estee Lauder Cos., Inc. Class A	17,852	2,005
General Mills, Inc.	99,464	4,019
H.J. Heinz Co.	50,369	2,722
Hormel Foods Corp.	21,200	621
Kellogg Co.	39,335	1,989
Kimberly-Clark Corp.	60,800	4,472
Kraft Foods, Inc. Class A	274,509	10,256
Kroger Co.	95,576	2,315
Lorillard, Inc.	21,661	2,469
McCormick & Co., Inc.	20,753	1,046

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2011

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	25,162	$1,096
PepsiCo, Inc.	244,954	16,253
Philip Morris International, Inc.	271,999	21,346
Procter & Gamble Co.	429,319	28,640
Reynolds American, Inc.	53,374	2,211
Safeway, Inc.	54,164	1,140
Sara Lee Corp.	92,534	1,751
SuperValu, Inc.	34,848	283
Sysco Corp.	93,009	2,728
The Hershey Co.	24,182	1,494
The J.M. Smucker Co.	18,160	1,420
Tyson Foods, Inc. Class A	44,235	913
Wal-Mart Stores, Inc.	272,102	16,261
Walgreen Co.	140,618	4,649
Whole Foods Market, Inc.	25,033	1,742

		203,417

Energy – 11.9%
Alpha Natural Resources, Inc.(a)	35,600	727
Anadarko Petroleum Corp.	77,726	5,933
Apache Corp.	59,925	5,428
Baker Hughes, Inc.	67,173	3,267
Cabot Oil & Gas Corp.	16,300	1,237
Cameron International Corp.(a)	38,600	1,899
Chesapeake Energy Corp.	102,582	2,287
Chevron Corp.(c)	310,446	33,031
ConocoPhillips	207,130	15,094
Consol Energy, Inc.	34,973	1,283
Denbury Resources, Inc.(a)	61,500	929
Devon Energy Corp.	64,651	4,008
Diamond Offshore Drilling, Inc.	10,200	564
El Paso Corp.	121,192	3,220
EOG Resources, Inc.	41,417	4,080
EQT Corp.	23,300	1,277
ExxonMobil Corp.(c)	747,847	63,387
FMC Technologies, Inc.(a)	36,600	1,912
Halliburton Co.	142,934	4,933
Helmerich & Payne, Inc.	16,300	951
Hess Corp.	47,501	2,698
Marathon Oil Corp.	112,277	3,286
Marathon Petroleum Corp.	55,588	1,850
Murphy Oil Corp.	29,741	1,658
Nabors Industries, Ltd.(a)	42,504	737
National Oilwell Varco, Inc.	65,757	4,471
Newfield Exploration Co.(a)	20,600	777
Noble Corp.(a)	39,400	1,191
Noble Energy, Inc.	27,710	2,616
Occidental Petroleum Corp.	125,744	11,782
Peabody Energy Corp.	43,024	1,424
Pioneer Natural Resources Co.	18,100	1,620
QEP Resources, Inc.	27,068	793
Range Resources Corp.	25,300	1,567
Rowan Cos., Inc.(a)	19,620	595
Schlumberger, Ltd.	208,858	14,267
Southwestern Energy Co.(a)	54,900	1,753
Spectra Energy Corp.	99,698	3,066
Sunoco, Inc.	17,184	705
Tesoro Corp.(a)	20,765	485
	Shares	Market Value (000)
Valero Energy Corp.	90,109	$1,897
Williams Cos., Inc.	92,568	3,057

		217,742

Financials – 13.9%
ACE Ltd.	52,800	3,702
AFLAC, Inc.	73,490	3,179
Allstate Corp.	81,506	2,234
American Express Co.	157,664	7,437
American International Group, Inc.(a)	69,433	1,611
Ameriprise Financial, Inc.	36,607	1,817
AON Corp.	51,147	2,394
Apartment Investment & Management Co. Class A	17,052	391
Assurant, Inc.	14,131	580
AvalonBay Communities, Inc.	14,798	1,933
Bank of America Corp.	1,574,471	8,754
Bank of New York Mellon Corp.	189,885	3,781
BB&T Corp.	109,170	2,748
Berkshire Hathaway, Inc. Class B(a)	272,403	20,784
BlackRock, Inc.	15,700	2,798
Boston Properties, Inc.	22,967	2,288
Capital One Financial Corp.	72,263	3,056
CBRE Group, Inc.(a)	49,575	755
Charles Schwab Corp.	169,893	1,913
Chubb Corp.	43,875	3,037
Cincinnati Financial Corp.	25,114	765
Citigroup, Inc.	451,520	11,880
CME Group, Inc.	10,491	2,556
Comerica, Inc.	32,744	845
DDR Corp. REIT	1,532	19
Discover Financial Services	86,105	2,067
E*Trade Financial Corp.(a)	35,531	283
Equity Residential	46,457	2,649
Federated Investors, Inc. Class B	14,870	225
Fifth Third Bancorp	142,916	1,818
First Horizon National Corp.	46,055	368
Franklin Resources, Inc.	22,580	2,169
Genworth Financial, Inc. Class A(a)	72,151	473
Goldman Sachs Group, Inc.	78,134	7,066
Hartford Financial Services Group, Inc.	69,797	1,134
HCP, Inc.	63,800	2,643
Health Care REIT, Inc.	28,500	1,554
Hudson City Bancorp, Inc.	76,692	479
Huntington Bancshares, Inc.	127,456	700
IntercontinentalExchange, Inc.(a)	11,180	1,348
Invesco, Ltd.	68,200	1,370
J.P. Morgan Chase & Co.	592,915	19,714
KeyCorp	150,475	1,157
Kimco Realty Corp.	62,669	1,018
Legg Mason, Inc.	18,042	434
Leucadia National Corp.	29,736	676
Lincoln National Corp.	48,192	936
Loews Corp.	48,931	1,842
M & T Bank Corp.	19,637	1,499
Marsh & McLennan Cos., Inc.	84,953	2,686
Mastercard, Inc. Class A	16,500	6,152
MetLife, Inc.	164,396	5,126
Moody’s Corp.	30,266	1,019
Morgan Stanley	228,130	3,452

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2011

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Financials – (continued)
NASDAQ OMX Group, Inc.(a)	18,400	$451
Northern Trust Corp.	38,506	1,527
NYSE Euronext	40,200	1,049
Paychex, Inc.	50,338	1,516
People’s United Financial, Inc.	57,000	733
PNC Financial Services Group, Inc.	81,717	4,713
Principal Financial Group, Inc.	50,291	1,237
Progressive Corp.	99,501	1,941
ProLogis, Inc.	72,299	2,067
Prudential Financial, Inc.	74,939	3,756
Public Storage, Inc.	22,287	2,997
Regions Financial Corp.	191,689	824
Simon Property Group, Inc.	45,815	5,907
SLM Corp.	79,354	1,063
State Street Corp.(d)	79,225	3,194
SunTrust Banks, Inc.	83,918	1,485
T. Rowe Price Group, Inc.	40,075	2,282
Torchmark Corp.	17,131	743
Total System Services, Inc.	27,675	541
Travelers Cos., Inc.	64,304	3,805
U.S. Bancorp	296,652	8,024
Unum Group	47,529	1,001
Ventas, Inc.	45,100	2,486
Visa, Inc. Class A	79,000	8,021
Vornado Realty Trust	29,114	2,238
Wells Fargo & Co.	817,749	22,537
Western Union Co.	98,585	1,800
XL Group PLC	50,668	1,002
Zions Bancorp.	30,453	496

		252,750

Health Care – 11.3%
Abbott Laboratories	240,806	13,541
Aetna, Inc.	58,950	2,487
Allergan, Inc.	47,392	4,158
AmerisourceBergen Corp.	41,786	1,554
Amgen, Inc.	123,745	7,946
Baxter International, Inc.	88,261	4,367
Becton Dickinson and Co.	34,097	2,548
Biogen Idec, Inc.(a)	37,631	4,141
Boston Scientific Corp.(a)	238,634	1,274
Bristol-Myers Squibb Co.	263,516	9,286
C.R. Bard, Inc.	13,497	1,154
Cardinal Health, Inc.	53,957	2,191
CareFusion Corp.(a)	33,878	861
Celgene Corp.(a)	69,218	4,679
Cerner Corp.(a)	23,100	1,415
CIGNA Corp.	43,496	1,827
Coventry Health Care, Inc.(a)	21,903	665
Covidien PLC	75,800	3,412
DaVita, Inc.(a)	14,600	1,107
Dentsply International, Inc.	20,800	728
Edwards Lifesciences Corp.(a)	17,800	1,258
Eli Lilly & Co.	159,075	6,611
Express Scripts, Inc.(a)	74,998	3,352
Forest Laboratories, Inc.(a)	43,802	1,325
Gilead Sciences, Inc.(a)	119,799	4,903
Hospira, Inc.(a)	25,303	768
Humana, Inc.	26,407	$2,314
Intuitive Surgical, Inc.(a)	6,100	2,824
Johnson & Johnson	424,549	27,842
Laboratory Corp. of America Holdings(a)	15,822	1,360
Life Technologies Corp.(a)	27,887	1,085
McKesson Corp.	37,755	2,942
Mead Johnson Nutrition Co.	31,118	2,139
Medco Health Solutions, Inc.(a)	59,168	3,308
Medtronic, Inc.	164,878	6,307
Merck & Co., Inc.	476,970	17,982
Mylan, Inc.(a)	68,209	1,464
Patterson Cos., Inc.	12,894	381
Perrigo Co.	14,500	1,411
Pfizer, Inc.	1,199,411	25,955
Quest Diagnostics, Inc.	24,000	1,393
St. Jude Medical, Inc.	51,926	1,781
Stryker Corp.	51,689	2,570
Tenet Healthcare Corp.(a)	73,370	376
UnitedHealth Group, Inc.	166,196	8,423
Varian Medical Systems, Inc.(a)	18,160	1,219
Watson Pharmaceuticals, Inc.(a)	19,646	1,185
WellPoint, Inc.	55,438	3,673
Zimmer Holdings, Inc.(a)	28,552	1,525

		207,017

Industrials – 10.6%
3M Co.	110,172	9,004
Amphenol Corp. Class A	27,300	1,239
Avery Dennison Corp.	15,388	441
Boeing Co.	114,488	8,398
Caterpillar, Inc.	100,379	9,094
CH Robinson Worldwide, Inc.	25,961	1,812
Cintas Corp.	17,588	612
Cooper Industries PLC	25,100	1,359
CSX Corp.	168,314	3,545
Cummins, Inc.	30,258	2,663
Danaher Corp.	88,272	4,152
Deere & Co.	64,337	4,977
Dover Corp.	28,195	1,637
Eaton Corp.	52,190	2,272
Emerson Electric Co.	116,248	5,416
Equifax, Inc.	17,983	697
Expeditors International Washington, Inc.	33,820	1,385
Fastenal Co.	46,500	2,028
FedEx Corp.	48,900	4,084
First Solar, Inc.(a)	8,070	272
Flir Systems, Inc.	23,500	589
Flowserve Corp.	8,400	834
Fluor Corp.	27,160	1,365
Fortune Brands Home & Security, Inc.(a)	1,145	20
General Dynamics Corp.	55,561	3,690
General Electric Co.(c)	1,642,433	29,416
Goodrich Corp.	19,745	2,442
Honeywell International, Inc.	120,781	6,564
Illinois Tool Works, Inc.	76,671	3,581
Ingersoll-Rand PLC	47,400	1,444
Iron Mountain, Inc.	28,100	866

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2011

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Industrials – (continued)
Jacobs Engineering Group, Inc.(a)	20,400	$828
Joy Global, Inc.	16,600	1,245
L-3 Communications Holdings, Inc.	15,703	1,047
Leggett & Platt, Inc.	20,398	470
Lockheed Martin Corp.	42,252	3,418
Masco Corp.	57,123	599
Norfolk Southern Corp.	53,455	3,895
Northrop Grumman Corp.	40,211	2,352
PACCAR, Inc.	57,774	2,165
Pall Corp.	17,409	995
Parker-Hannifin Corp.	24,203	1,846
Pitney Bowes, Inc.	29,727	551
Precision Castparts Corp.	22,107	3,643
Quanta Services, Inc.(a)	31,200	672
R.R. Donnelley & Sons Co.	29,609	427
Raytheon Co.	54,082	2,617
Republic Services, Inc.	49,903	1,375
Robert Half International, Inc.	23,440	667
Rockwell Automation, Inc.	22,205	1,629
Rockwell Collins, Inc.	24,531	1,358
Roper Industries, Inc.	15,000	1,303
Ryder System, Inc.	7,921	421
Southwest Airlines Co.	126,986	1,087
Stericycle, Inc.(a)	12,900	1,005
Textron, Inc.	40,939	757
Thermo Fisher Scientific, Inc.(a)	60,024	2,699
Tyco International, Ltd.	71,300	3,330
Union Pacific Corp.	75,368	7,985
United Parcel Service, Inc. Class B	150,546	11,018
United Technologies Corp.	141,278	10,326
W.W. Grainger, Inc.	9,669	1,810
Waste Management, Inc.	73,839	2,415
Xylem, Inc.	28,692	737

		192,590

Information Technology – 17.3%
Accenture PLC Class A	100,600	5,355
Adobe Systems, Inc.(a)	77,957	2,204
Advanced Micro Devices, Inc.(a)	84,086	454
Agilent Technologies, Inc.(a)	54,768	1,913
Akamai Technologies, Inc.(a)	27,324	882
Altera Corp.	50,454	1,872
Analog Devices, Inc.	47,569	1,702
AOL, Inc.(a)(c)	1	–
Apple, Inc.(a)	144,984	58,719
Applied Materials, Inc.	203,807	2,183
Autodesk, Inc.(a)	36,276	1,100
Automatic Data Processing, Inc.	75,517	4,079
BMC Software, Inc.(a)	26,221	860
Broadcom Corp. Class A(a)	75,359	2,213
CA, Inc.	58,299	1,178
Cisco Systems, Inc.	838,819	15,166
Citrix Systems, Inc.(a)	29,667	1,801
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,073
Computer Sciences Corp.	23,144	548
Corning, Inc.	241,176	3,130
Dell, Inc.(a)	238,350	3,487
Dun & Bradstreet Corp.	7,100	531
Electronic Arts, Inc.(a)	50,400	1,038
EMC Corp.(a)	318,884	$6,869
F5 Networks, Inc.(a)	12,200	1,295
Fidelity National Information Services, Inc.	38,077	1,012
Fiserv, Inc.(a)	22,752	1,336
Google, Inc. Class A(a)	39,390	25,442
Harris Corp.	19,000	685
Hewlett-Packard Co.	310,016	7,986
Intel Corp.	794,456	19,266
International Business Machines Corp.	183,942	33,823
Intuit, Inc.	46,463	2,443
Jabil Circuit, Inc.	27,551	542
Juniper Networks, Inc.(a)	83,793	1,710
KLA-Tencor Corp.	25,205	1,216
Lexmark International, Inc. Class A	10,042	332
Linear Technology Corp.	35,263	1,059
LSI Corp.(a)	89,162	530
Microchip Technology, Inc.	29,389	1,077
Micron Technology, Inc.(a)	161,462	1,016
Microsoft Corp.(c)	1,168,135	30,325
Molex, Inc.	19,805	473
Motorola Mobility Holdings, Inc.(a)	40,983	1,590
Motorola Solutions, Inc.	43,652	2,021
NetApp, Inc.(a)	58,157	2,109
Novellus Systems, Inc.(a)	9,830	406
NVIDIA Corp.(a)	93,456	1,295
Oracle Corp.	611,862	15,694
PerkinElmer, Inc.	15,618	312
QUALCOMM, Inc.	259,911	14,217
Red Hat, Inc.(a)	29,900	1,235
SAIC, Inc.(a)	42,900	527
Salesforce.com, Inc.(a)	21,200	2,151
SanDisk Corp.(a)	37,667	1,854
Symantec Corp.(a)	118,163	1,849
TE Connectivity, Ltd.	68,400	2,107
Teradata Corp.(a)	26,220	1,272
Teradyne, Inc.(a)	28,149	384
Texas Instruments, Inc.	180,199	5,246
VeriSign, Inc.	25,721	919
Waters Corp.(a)	13,765	1,019
Western Digital Corp.(a)	35,600	1,102
Xerox Corp.	223,001	1,775
Xilinx, Inc.	42,402	1,359
Yahoo!, Inc.(a)	193,619	3,123

		315,491

Materials – 3.5%
Air Products & Chemicals, Inc.	33,409	2,846
Airgas, Inc.	10,400	812
Alcoa, Inc.	168,749	1,460
Allegheny Technologies, Inc.	17,228	824
Ball Corp.	25,124	897
Bemis Co., Inc.	14,462	435
CF Industries Holdings, Inc.	10,450	1,515
Cliffs Natural Resources, Inc.	22,200	1,384
Dow Chemical Co.	183,628	5,281
E.I. Du Pont de Nemours & Co.	143,912	6,588
Eastman Chemical Co.	20,708	809
Ecolab, Inc.	45,866	2,652
FMC Corp.	10,700	921
Freeport-McMoRan Copper & Gold, Inc. Class B	147,904	5,441

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2011

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Materials – (continued)
International Flavors & Fragrances, Inc.	13,031	$683
International Paper Co.	68,811	2,037
MeadWestvaco Corp.	26,720	800
Monsanto Co.	83,455	5,848
Mosaic Co.	43,800	2,209
Newmont Mining Corp.	77,106	4,627
Nucor Corp.	49,854	1,973
Owens-Illinois, Inc.(a)	24,000	465
Plum Creek Timber Co., Inc.	25,311	925
PPG Industries, Inc.	24,871	2,076
Praxair, Inc.	46,911	5,015
Sealed Air Corp.	22,792	392
Sherwin-Williams Co.	13,996	1,249
Sigma-Aldrich Corp.	18,934	1,183
Titanium Metals Corp.	10,800	162
United States Steel Corp.	21,478	568
Vulcan Materials Co.	18,961	746
Weyerhaeuser Co.	84,074	1,570

		64,393

Telecommunication Services – 3.1%
American Tower Corp. Class A	60,800	3,649
AT&T, Inc.	918,150	27,765
CenturyLink, Inc.	94,665	3,522
Frontier Communications Corp.	147,244	758
JDS Uniphase Corp.(a)	32,523	340
MetroPCS Communications, Inc.(a)	41,500	360
Sprint Nextel Corp.(a)	476,265	1,114
Verizon Communications, Inc.	438,166	17,579
Windstream Corp.	78,313	919

		56,006

Utilities – 3.7%
AES Corp.(a)	102,795	1,217
AGL Resources, Inc.	18,100	765
Ameren Corp.	37,560	1,244
American Electric Power Co., Inc.	73,952	3,055
CenterPoint Energy, Inc.	66,311	1,332
CMS Energy Corp.	37,956	838
Consolidated Edison, Inc.	45,952	2,850
Constellation Energy Group, Inc.	31,314	1,242
Dominion Resources, Inc.	88,362	4,690
DTE Energy Co.	26,384	1,437
Duke Energy Corp.	206,620	4,546
Edison International	51,319	2,125
Entergy Corp.	27,798	2,031
Exelon Corp.	102,821	4,459
FirstEnergy Corp.	65,722	2,911
Integrys Energy Group, Inc.	11,616	629
NextEra Energy, Inc.	64,921	3,952
NiSource, Inc.	41,982	1,000
Northeast Utilities	26,400	952
NRG Energy, Inc.(a)	36,700	665
Oneok, Inc.	16,100	1,396
Pepco Holdings, Inc.	34,700	704
PG&E Corp.	63,026	2,598
Pinnacle West Capital Corp.	16,160	779
PPL Corp.	88,475	2,603
Progress Energy, Inc.	46,181	2,587
Public Service Enterprise Group, Inc.	79,324	$2,619
SCANA Corp.	17,700	798
Sempra Energy	37,386	2,056
Southern Co.	133,843	6,196
TECO Energy, Inc.	34,951	669
Wisconsin Energy Corp.	35,200	1,231
Xcel Energy, Inc.	76,351	2,110

		68,286

TOTAL COMMON STOCKS (Cost $1,113,788)		1,776,334

PREFERRED STOCK – 0.0%
Consumer Discretionary – 0.0%
Orchard Supply Hardware Stores Corp. Series A(a)(b)(e)	242	–

TOTAL PREFERRED STOCK (Cost $1)		–

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(c)(f) 0.01% due 02/23/2012	$350,000	350
U.S. Treasury Bill(c)(f) 0.01% due 05/17/2012	110,000	110
U.S. Treasury Bill(c)(f) 0.00% due 01/12/2012	2,265,000	2,265
U.S. Treasury Bill(c)(f) 0.00% due 04/12/2012	400,000	400

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,125)		3,125

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2011

	Shares	Market Value (000)
MONEY MARKET FUNDS – 2.4%
AIM Short Term Investment Prime Portfolio	42,650,897	42,651
Federated Money Market Obligations Trust	577,343	577

TOTAL MONEY MARKET FUNDS (Cost $43,228)		43,228

TOTAL INVESTMENTS† – 99.8% (Cost $1,160,142)		1,822,687
Other Assets in Excess of Liabilities – 0.2%		2,841

NET ASSETS – 100.0%		$1,825,528

(a)	Non-income producing security.

(b)

Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Amount is less than $1,000.

(f)	Rate represents annualized yield at date of purchase.

†	See Note 2 of the Notes to Financial Statements.

PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures S&P 500 Financial Futures Contracts (long) Expiration Date 3/2012	786	$49,088	$139

Total unrealized appreciation on open futures contracts purchased			$139

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/2010	Shares purchased for the twelve months ended 12/31/2011	Shares sold for the twelve months ended 12/31/2011	Number of shares held at 12/31/2011	Value at 12/31/2011 (000)	Income earned for the twelve months ended 12/31/2011 (000)	Realized loss on shares sold (000)
State Street Corp.	85,825	6,100	12,700	79,225	$3,194	$57	$(20)

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2011

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,157,478)	$1,819,493
Investments in non-controlled affiliates at market value (identified cost $2,664) (Note 4)	3,194

Total investments at market value (identified cost $1,160,142)	1,822,687
Cash	4
Receivable for investment securities sold	312
Dividends and interest receivable	2,766

Total assets	1,825,769
Liabilities
Daily variation margin on futures contracts	180
Management fees (Note 4)	61

Total liabilities	241

Net Assets	$1,825,528

See Notes to Financial Statements.

12

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2011

(Amounts in thousands)

Investment Income
Interest	$25
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $33)	38,773
Dividend income – non-controlled affiliated issuer	57

Total investment income	38,855

Expenses
Management fees (Note 4)	840

Total expenses	840

Net Investment Income	$38,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	$65,528
Investments – non-controlled affiliated issuer	(20)
Futures contracts	2,728

68,236

Net change in net unrealized appreciation (depreciation) on:
Investments	(60,247)
Futures contracts	(403)

(60,650)

Net realized and unrealized gain	7,586

Net Increase in Net Assets Resulting from Operations	$45,601

See Notes to Financial Statements.

13

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For The Year Ended December 31, 2011	For The Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,015	$37,668
Net realized gain on investments and futures contracts	68,236	26,111
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(60,650)	214,085

Net increase in net assets from operations	45,601	277,864

Capital Transactions
Contributions	279,791	241,838
Withdrawals	(598,001)	(314,951)

Net decrease in net assets from capital transactions	(318,210)	(73,113)

Net Increase (Decrease) in Net Assets	(272,609)	204,751
Net Assets
Beginning of year	2,098,137	1,893,386

End of year	$1,825,528	$2,098,137

See Notes to Financial Statements.

14

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	1,825,528	2,098,137	1,893,386	1,522,208	2,422,377
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.04%	1.99%	2.28%	2.30%	1.96%
Portfolio turnover rate(a)	15%	12%	19%	14%	12%
Total return(b)	2.03%	15.08%	26.50%	(37.02)%	5.49%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

15

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2011

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2011, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of

16

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$1,776,332	$2		$–	$1,776,334
Preferred Stock	–	–	*	–	–	*
U.S. Government Securities	–	3,125		–	3,125
Money Market Funds	43,228	–		–	43,228

Total Investments	1,819,560	3,127		–	1,822,687
Other Assets:
Futures contracts	139	–		–	139

Total Assets	$1,819,699	$3,127		$–	$1,822,826

*	Fund held Level 2 securities that were valued at $0 at December 31, 2011.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2011, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

17

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2011, the tax cost of investments was $1,315,634,901. The aggregate gross unrealized appreciation and gross unrealized depreciation was $579,830,424 and $72,778,052 respectively, resulting in net appreciation of $507,052,372 for all securities as computed on a federal income tax basis.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The

18

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2011:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$139	$139

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2011, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$2,728	$2,728

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(403)	$(403)

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended December 31, 2011, was $36,089,554.

Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events: Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Securities Transactions

For the year ended December 31, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $277,424,267 and $455,596,021 respectively.

19

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

The Trust paid each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also paid each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses. Effective January 1, 2012, the Trust pays each Trustee an annual retainer of $100,000, meeting fees of $5,000 and telephonic meeting fees of $1,250.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	New Accounting Pronouncement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (International Financial Reporting Standards)”. The ASU changes certain fair value measurement principles and disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU 2011-04 will have on the Funds’ financial statements and related disclosures.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, of State Street Master Funds, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2012

21

State Street Equity 500 Index Portfolio

General Information

December 31, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 17, 2011 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) convened a special telephonic meeting on October 19, 2011 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street Bank and Trust Company (“State Street”), which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of

22

State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2011 (Unaudited)

Advisory Agreement Renewal — (continued)

the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.0 trillion in assets under management at September 30, 2011, including over $214.5 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of index products are exceptional. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2011, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, including information as to changes in the methodologies from prior years, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had increased in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider the profitability of these relationships to the Adviser and State Street at next year’s renewal meeting.

23

State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2011 (Unaudited)

Advisory Agreement Renewal — (continued)

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these tended to be lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements to obtain third-party (non-proprietary research) services in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Advisory Agreement.

24

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22

Trustee, State Street

Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1958 – 1997) Mr. Boyan retired in 1997. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1992 – 2007); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22

Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and

Trustee, National

Osteoporosis Foundation (2005 – 2008).

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).
Interested Trustees**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Senior Managing Director, State Street Global Advisors (2006 – present).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; and Trustee, Select Sector SPDR Trust

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

25

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1967	Vice President	Term: Indefinite Elected: 09/09	Senior Managing Director (1992 – present) and Chief Operating Officer (May 2010 – present), SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08 – 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present); Assistant Vice President, Eaton Vance Management (2005 – 2007).
Jacqueline Angell State Street Global Advisors and SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – present); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Counsel, State Street Bank and Trust Company (2005 – present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Assistant Counsel, BISYS Group, Inc. (2005 – 2007) (a financial services company).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Legal Analyst, Verizon Communications (2004 – 2007).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

26

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITAREquity500

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

ANNUAL REPORT

December 31, 2011

State Street Short-Term Tax Exempt Bond Portfolio

Management’s Discussion of Fund Performance

The State Street Short-Term Tax Exempt Bond Portfolio (the “Fund”) seeks to provide federally tax-exempt current income and liquidity. The Fund is benchmarked to the Barclays Capital 1-Year Municipal Bond Index (the “Index”).

For the 12-month period ended December 31, 2011 (the “Reporting Period”), the total return for the Fund was 1.55%, and the total return for the Index was 1.58%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Municipal yields trended mostly lower during 2011. The year over year change for 1, 2 and 3-year municipal maturities was -12, -26, and -37 basis points respectively. The year began with a continuation of the selloff seen during the fourth quarter of 2010 where municipal investors sold heavily. From mid-January on, the tone improved dramatically, new issue supply was light and default predictions never materialized. Nominal yields are low, so a large component of total return was due to increasing prices, a lesser amount attributable to coupon return. The flatter curve proved beneficial to longer maturities in the Fund as we are able to invest out through three year as compared to the Index which contains only 1 and 2-year maturities. Conversely, positions shorter than 1-year were a drag on performance due to their low nominal yields and much smaller price appreciation.

The Fund performed in line with the Index for the calendar year 2011. Given the Fund’s performance, no single factor stands out as a major contributor to the difference between the Fund return and the return of the Index. The Fund’s performance relative to the Index during the reporting period can be attributed to fund expenses and cash drag which was needed from time to time to meet redemptions in the Fund. The return of cash is extremely low given the overall level of interest rates.

Derivatives did not have any impact on the Fund’s performance as they are not used as part of this strategy.

The Fund’s best performers during the year were focused on the longer end of the Fund and include: Bi-State Development Agency, Missouri 4% due 10/15/13; Knox County Tennessee Health Ed and Housing Facilities Board 5% due 4/1/14 and Oklahoma County Finance Authority 4% due 3/1/13. Additionally, these three benefitted from the additional yield generated by their lower investment grade ratings. A shorter security that also did well was California Public Works Board 4% due 4/1/12. This bond benefitted from the fiscal situation in California improving and credit concerns with the State fading.

The Fund’s poorest performers were situated on the short end of the maturity profile and include: Fontana California Unified School District 0% due 12/1/12; Missouri Public Utilities Commission 2% due 8/1/11 and Miami-Dade County Industrial Development Authority 1.25% due 11/1/11. A longer maturity bond, Georgia State Environmental Loan Acquisition Corporation contains a sinking fund and a portion of this bond was called away at par, detracting from performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

1

State Street Short-Term Tax Exempt Bond Portfolio

Growth of a $10,000 Investment(a)

Investment Performance(a)

For the Year Ended December 31, 2011

	Total Return for the Year Ended December 31, 2011	Total Return Average Annualized Since Commencement of Operations (February 7, 2007)

State Street Short-Term Tax Exempt Bond Portfolio	1.55%	2.60%

Barclays Capital 1-Year Municipal Bond Index(b)	1.58%	3.03%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b)

Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

2

State Street Short-Term Tax Exempt Bond Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2011 to December 31, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2011

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,006.30	$1.11

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of December 31, 2011 was 0.22%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

3

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2011
General Obligations	38.9%
Appropriation	12.2
Other Revenue	7.4
Higher Education	7.3
Hospital	6.9
Industrial Development Revenue/Pollution Control Revenue	5.9
Water & Sewer	5.3
Public Power	4.9
Airport	2.3
Resource Recovery	2.3
Cash/Money Market Fund	2.2
Other Utility	2.2
Other Transportation	2.1
Pre Refunded/Escrow to Maturity	0.1
Total	100.0%

Maturity Ladder*	December 31, 2011
Less than 6 months	12.2%
6 months-1 year	12.1
1-2 years	41.4
2+ years	33.3
Total	99.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

4

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – 96.8%
Alabama – 1.6%
Mobile Industrial Development Board, Pollution Control Revenue Bonds, Series B(a)	4.875%	06/01/2034	$1,750,000	$1,834,718

California – 15.3%
College of the Sequoias Tulare Area Improvement District No. 3, GO Unlimited, Anticipation Notes	3.000%	09/01/2013	2,000,000	2,067,180
County of Kern, Refunding Revenue COP, Solid Waste System Improvements	4.000%	08/01/2013	1,490,000	1,562,176
Fontana Unified School District Board Anticipation Notes, GO Unlimited, Anticipation Notes(b)	0.000%	12/01/2012	2,500,000	2,483,550
Gilroy Unified School District Unrefunded Balance, GO Unlimited, Anticipation Notes	5.000%	04/01/2013	3,000,000	3,159,570
Irvine Unified School District Special Tax Community Facilities District No. 86-1, INS: Assured GTY	5.000%	09/01/2012	1,460,000	1,498,237
Los Angeles Municipal Improvement Corp., Revenue Bonds, Capital Equipment, Series A, INS: NPFGC	5.000%	08/01/2012	1,150,000	1,177,174
Los Angeles Unified School District, Refunding Bonds, GO Unlimited, Series A-2	4.000%	07/01/2014	2,245,000	2,412,455
Mojave Unified School District No. 2, GO Unlimited, Anticipation Notes(b)	0.000%	06/01/2013	2,070,000	2,004,526
Riverside Unified School District, Refunding Bonds, GO Unlimited	4.000%	02/01/2014	920,000	978,024

				17,342,892

Connecticut – 5.5%
Connecticut State Development Authority, Pollution Control Revenue Bonds(a)	1.250%	09/01/2028	1,800,000	1,800,288
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3(a)	4.000%	07/01/2049	2,500,000	2,599,650
State of Connecticut, GO Unlimited, Series B	4.000%	05/01/2013	1,300,000	1,361,646
Town of Hamden, GO Unlimited, INS: NPFGC	4.500%	08/15/2012	470,000	480,622

				6,242,206

Delaware – 0.9%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	1,000,000	1,016,300

Florida – 2.3%
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2012	575,000	585,655
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	2,000,000	2,047,660

				2,633,315

See Notes to Financial Statements.

5

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – (continued)
Georgia – 5.9%
Burke County Development Authority, Pollution Control, Revenue Bonds(a)	2.300%	10/01/2032	$3,000,000	$3,059,340
Carroll County School District, GO Unlimited	4.000%	04/01/2014	1,400,000	1,491,140
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	1,025,000	1,069,301
Georgia State Environmental Loan Acquisition Corporation, Revenue Bonds, Local Government Loan Securitization Bonds	1.375%	03/15/2014	1,080,000	1,075,928

				6,695,709

Hawaii – 0.9%
City & County of Honolulu GO Unlimited, Series B, INS: FSA	5.500%	07/01/2013	1,000,000	1,073,920

Illinois – 3.4%
Cook County Township High School District No. 227 Rich Township, Prerefunded, INS: AGM	4.125%	12/01/2013	125,000	133,805
Cook County Township High School District No. 227 Rich Township, Unrefunded Balance, INS: AGM	4.125%	12/01/2013	2,375,000	2,496,719
Public Building Commission of Peoria, School District Facilities Capital Appreciation, Revenue Bonds, Series A, INS: Assured GTY(b)	0.000%	12/01/2013	1,300,000	1,241,292

				3,871,816

Indiana – 1.5%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	1,600,000	1,679,024

Kansas – 1.7%
City of Salina Kansas, GO Unlimited, Internal Improvement Bonds, Series A	5.000%	10/01/2013	1,750,000	1,890,297

Kentucky – 1.0%
Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Revenue Bonds, Series A	5.000%	02/01/2014	1,000,000	1,091,340

Massachusetts – 0.9%
Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	1,000,000	1,051,820

Michigan – 3.6%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	1,315,000	1,349,742
Chippewa Valley Schools, GO Unlimited, School Building & Site, INS: SBLF	5.000%	05/01/2014	400,000	433,452
Ypsilanti School District, GO Unlimited, INS: SBLF	4.000%	05/01/2012	2,270,000	2,291,225

				4,074,419

See Notes to Financial Statements.

6

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – (continued)
Minnesota – 1.9%
University of Minnesota, Revenue Bonds, Series A, INS: GO of University	5.000%	12/01/2013	$2,000,000	$2,174,060

Missouri – 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	2,000,000	2,090,960

Nebraska – 1.5%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	1,095,000	1,110,516
Omaha Airport Authority Revenue Bonds, Series 1, GO Authority	2.000%	01/01/2013	545,000	551,862

				1,662,378

Nevada – 0.9%
City of Henderson, Nevada Health Facility Revenue Bonds, Series B	5.000%	07/01/2014	1,000,000	1,079,320

New Jersey – 3.8%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	1,860,000	1,886,468
State of New Jersey, Equipment Lease Purchase, COP, Series A	4.000%	06/15/2014	1,000,000	1,053,600
State of New Jersey, GO Unlimited, Refunding Bonds, Series H	5.250%	07/01/2014	1,225,000	1,360,350

				4,300,418

New York – 6.3%
City of New York, GO Unlimited, Series H	5.000%	08/01/2013	1,450,000	1,553,008
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series B	5.000%	11/15/2013	1,205,000	1,298,291
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series B(a)	5.000%	11/15/2030	1,000,000	1,106,850
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Series E	5.000%	11/01/2013	2,000,000	2,166,100
Rensselaer Municipal Leasing Corp., Nursing Home Revenue Bonds	4.000%	06/01/2013	1,045,000	1,078,377

				7,202,626

North Carolina – 0.3%
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	325,000	328,647

Ohio – 3.2%
City of Cleveland, Ohio Airport System Revenue Bonds, Series A	3.000%	01/01/2014	2,000,000	2,052,620

See Notes to Financial Statements.

7

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – (continued)
Ohio – (continued)
County of Montgomery, Ohio Revenue Bonds, Catholic Health Initiatives, Series B(a)	5.000%	05/01/2029	$1,500,000	$1,616,190

				3,668,810

Oklahoma – 3.6%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	2,000,000	2,020,160
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	1,000,000	1,035,900
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	1,000,000	1,012,830

				4,068,890

Pennsylvania – 3.6%
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	1,980,000	2,031,183
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	2,000,000	2,036,180

				4,067,363

Puerto Rico – 0.9%
Commonwealth of Puerto Rico, Public Improvement, GO Unlimited, Series A, INS: NPFGC	5.500%	07/01/2013	1,000,000	1,056,850

South Carolina – 4.9%
City of Rock Hill, Combined Utility System Revenue Bonds, INS: Assured GTY	4.000%	01/01/2014	2,315,000	2,449,548
Dillon County School Facilities Corp., Revenue Bonds, Constructions	3.000%	04/01/2013	3,000,000	3,060,210

				5,509,758

Tennessee – 3.2%
City of Oak Ridge Tennessee, GO Unlimited	2.000%	04/01/2013	1,025,000	1,044,085
Knox County Health, Educational & Housing Facilities Board, Hospital Revenue Bonds	5.000%	04/01/2014	1,500,000	1,592,235
Knox County Health, Educational & Housing Facilities Board, Hospital Revenue Bonds, INS: NPFGC	6.250%	01/01/2013	1,000,000	1,046,150

				3,682,470

Texas – 9.5%
City of Dallas, Texas Refunding and Improvement Bonds, GO Unlimited, Series A	5.000%	02/15/2014	1,000,000	1,093,270
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	2,000,000	2,037,740

See Notes to Financial Statements.

8

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
TAX-EXEMPT OBLIGATIONS – (continued)
Texas – (continued)
Lower Colorado River Authority, Transmission Contract Refunding Revenue Bonds, Series A, INS: NPFGC	5.000%	05/15/2014	$2,690,000	$2,943,748
McKinney Independent School District, GO Unlimited, INS: PSF GTD	5.000%	02/15/2014	2,400,000	2,624,376
Texas A&M University, System Revenue Financing Revenue Bonds, Series B	5.000%	05/15/2013	1,940,000	2,061,560

				10,760,694

Washington – 4.6%
Chelan County Public Utility District No. 1, Consolidated System Subordinate Revenue Bonds, Series A	5.000%	07/01/2013	1,000,000	1,067,910
City of Fife, Local Improvement District No.08-2, Bond Anticipation Notes	2.500%	02/01/2013	2,000,000	2,011,600
Kitsap County School District No. 400 North Kitsap, Refunding Bonds, GO Unlimited, INS: SCH BD GTY	3.000%	06/01/2014	2,000,000	2,105,100

				5,184,610

Wisconsin – 2.3%
Northeast Wisconsin Technical College District, GO Unlimited, Series A	2.000%	04/01/2013	1,135,000	1,158,415
Wisconsin Public Power, Inc., Power Supply System Revenue Bonds, Series A, INS: AMBAC	5.000%	07/01/2013	1,345,000	1,429,479

				2,587,894

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $109,342,801)				109,923,524

			Shares
MONEY MARKET FUND – 2.2%
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)(c)			2,532,840	2,532,840

TOTAL MONEY MARKET FUND (Cost: $ 2,532,840)				2,532,840

TOTAL INVESTMENTS† – 99.0% (Cost $111,875,641)				112,456,364
Other Assets in Excess of Liabilities – 1.0%				1,114,317

NET ASSETS – 100.0%				$113,570,681

(a)	Floating Rate Note – Interest rate shown is rate in effect at December 31, 2011.

(b)	Zero-coupon bond – Interest rate represents current yield maturity.

(c)	Affiliated issuer. See table that follows for more information.

†	See Note 2 to the Notes to Financial Statements.

See Notes to Financial Statements.

9

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Acronym	Name
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
GTY	Guaranty
IBC	Insurance Bond Certificate
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
SBLF	School Bond Loan Fund
SCH BD GTY	School Board Guaranty

See Notes to Financial Statements.

10

State Street Short-Term Tax Exempt Bond Portfolio

Portfolio of Investments — (continued)

December 31, 2011

Affiliate Table

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

Security Description	Number of Shares held at 12/31/2010	Shares purchased for the twelve months ended 12/31/2011	Shares sold for the twelve months ended 12/31/2011	Number of shares held at 12/31/2011	Value at 12/31/2011	Income earned for twelve months ended 12/31/2011	Realized gain on shares sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)	237,270	62,760,720	60,465,150	2,532,840	$2,532,840	$547	$–

See Notes to Financial Statements.

11

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Assets and Liabilities

December 31, 2011

Assets
Investments in unaffiliated issuers, at market value (identified cost $109,342,801)	$109,923,524
Investments in non-controlled affiliates, at market value (cost $2,532,840) (Note 4)	2,532,840

Total investments at market value (identified cost $111,875,641)	112,456,364
Interest receivable	1,148,665
Prepaid expenses and other assets	7,416

Total assets	113,612,445
Liabilities
Professional fees	30,458
Management fee (Note 4)	9,649
Administration and custody fees (Note 4)	1,172
Accrued expenses and other liabilities	485

Total liabilities	41,764

Net Assets	$113,570,681

See Notes to Financial Statements.

12

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Operations

Year Ended December 31, 2011

Investment Income
Interest	$1,667,366
Dividend income – non-controlled affiliated issuer	547

Total investment income	1,667,913

Expenses
Management fees (Note 4)	107,756
Professional fees	74,254
Administration and custody fees (Note 4)	15,348
Trustees’ fees (Note 6)	12,645
Insurance fees	12,626
Printing fees	1,798
Other expenses	1,053

Total expenses	225,480

Net Investment Income	$1,442,433

Realized and Unrealized Gain
Net realized gain on investments	$195,323
Net change in net unrealized depreciation on investments	(2,869)

Net Increase in Net Assets Resulting from Operations	$1,634,887

See Notes to Financial Statements.

13

State Street Short-Term Tax Exempt Bond Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,442,433	$1,560,126
Net realized gain on investments	195,323	190,861
Net change in net unrealized depreciation on investments	(2,869)	(491,854)

Net increase in net assets from operations	1,634,887	1,259,133

Capital Transactions
Contributions	33,016,434	14,063,935
Withdrawals	(10,128,516)	(6,676,693)

Net increase in net assets from capital transactions	22,887,918	7,387,242

Net Increase in Net Assets	24,522,805	8,646,375
Net Assets
Beginning of year	89,047,876	80,401,501

End of year	$113,570,681	$89,047,876

See Notes to Financial Statements.

14

State Street Short-Term Tax Exempt Bond Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/11	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Period Ended 12/31/07(a)
Supplemental Data and Ratios:
Net assets, end of period (000s)	113,571	89,048		80,402		101,330		40,467
Ratios to average net assets:
Gross operating expenses	0.21%	0.19%		0.21%		0.23%		0.35	%*
Net operating expenses	0.21%	0.16%		0.10%		0.10%		0.10	%*
Net investment income	1.34%	1.80%		2.25%		2.44%		3.58	%*
Expense waiver	–	0.03	%(b)	0.11	%(b)	0.13	%(b)	0.25	%*(b)
Portfolio turnover rate	39%	17%		50%		89%		31	%**
Total return(c)	1.55%	1.46%		3.36%		3.04%		3.33	%**

(a)	The Portfolio commenced operations on February 7, 2007.

(b)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(c)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

15

State Street Short-Term Tax Exempt Bond Portfolio

Notes to Financial Statements

December 31, 2011

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). The Portfolio commenced operations on February 7, 2007. At December 31, 2011, the following Portfolios were in operation: the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio’s investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund’s net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon

16

State Street Short-Term Tax Exempt Bond Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Tax-Exempt Obligations	$–	$109,923,524	$–	$109,923,524
Money Market Fund	2,532,840	–	–	2,532,840
Total Investments	$2,532,840	$109,923,524	$–	$112,456,364

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the year ended December 31, 2011, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items

17

State Street Short-Term Tax Exempt Bond Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2011, the book cost of investments was $111,875,641 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $595,880 and $15,157, respectively, resulting in net appreciation of $580,723 for all securities as computed on a federal income tax basis.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the year ended December 31, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $89,790,683 and $41,739,813, respectively.

4.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with SSgA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

5.	Investment Sub-Adviser

Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of

18

State Street Short-Term Tax Exempt Bond Portfolio

Notes to Financial Statements — (continued)

December 31, 2011

the management fee, net of waivers, paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

6.	Trustees’ Fees

The Trust paid for the year ended December 31, 2011 each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also paid each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses. Effective January 1, 2012, the Trust pays each Trustee an annual retainer of $100,000, meeting fees of $5,000 and telephonic meeting fees of $1,250.

7.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

8.	New Accounting Pronouncement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (International Financial Reporting Standards)”. The ASU changes certain fair value measurement principles and disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU 2011-04 will have on the Funds’ financial statements and related disclosures.

9.	Subsequent Events

Since the sole shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund is redeeming its investment on or around March 31, 2012, the Board of Trustees of the State Street Institutional Investment Trust has determined that it is in the best interests of the State Street Institutional Short-Term Tax Exempt Bond Fund, a series of State Street Institutional Investment Trust, that such series be terminated. Since the sole shareholder of the State Street Short-Term Tax Exempt Bond Portfolio is the State Street Institutional Short-Term Tax Exempt Bond Fund, the Board of Trustees of the State Street Master Funds has determined that it is in the best interests of the State Street Short-Term Tax Exempt Bond Portfolio, a series of the State Street Master Funds, that such series be terminated.

19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Tax Short-Term Tax Exempt Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Short-Term Tax Exempt Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Short-Term Tax Exempt Bond Portfolio, of State Street Master Funds at December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2012

20

State Street Short-Term Tax Exempt Bond Portfolio

General Information

December 31, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory and Sub-Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 17, 2011 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) convened a special telephonic meeting on October 19, 2011 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street Bank and Trust Company (“State Street”), which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, a short-term bond fund. In that connection, they noted that while direct management of the master portfolio (the “Portfolio”) was the responsibility of the Sub-Adviser, ultimate responsibility for the Portfolio, including oversight of the Sub-Adviser, remained with the Adviser. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals

21

State Street Short-Term Tax Exempt Bond Portfolio

General Information — (continued)

December 31, 2011 (Unaudited)

responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.0 trillion in assets under management at September 30, 2011, including over $214.5 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of short term bond products are exceptional and that the Adviser is well-qualified to oversee the Sub-Adviser’s management of the Portfolio. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees determined, in considering the renewal of the Sub-Advisory Agreement, that the performance of the Portfolio had been satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund (the “Fund”) and, by implication, the Portfolio). The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2011, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, including information as to changes in the methodologies from prior years, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had increased in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider the profitability of these relationships to the Adviser and State Street at next year’s renewal meeting.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio

22

State Street Short-Term Tax Exempt Bond Portfolio

General Information — (continued)

December 31, 2011 (Unaudited)

were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these tended to be lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements to obtain third-party (non-proprietary research) services in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Advisory Agreement.

Sub-Advisory Agreement

In preparation for considering renewal of the Sub-Advisory Agreement between the Adviser and the Nuveen Asset Management (“Nuveen” or the “Sub-Adviser”) with respect to the Portfolio at the November Meeting, the Independent Trustees reviewed renewal materials at the Preliminary Meeting provided by the Sub-Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. Drawing upon materials supplied by the Sub-Adviser in advance of the Preliminary Meeting at their request, including materials relating to the Sub-Adviser’s organization and key personnel (including those responsible for management of the Portfolio’s assets), its investment philosophy and process, its assets under management and client base, its compliance program and recent compliance and regulatory experience, its applicable business continuity and disaster recovery plans and procedures and other matters, and upon their experience with

23

State Street Short-Term Tax Exempt Bond Portfolio

General Information — (continued)

December 31, 2011 (Unaudited)

the Sub-Adviser throughout the period since the commencement of its relationship with the Portfolio, the Trustees determined that the nature, extent and quality of the services provided, and likely to be provided, by the Sub-Adviser were satisfactory.

In that connection, the Trustees considered the performance of the Fund investing in the Portfolio since the Sub-Adviser had assumed management of the underlying Portfolio in April 2010 and determined that the Fund had performed satisfactorily relative to its benchmark during the Sub-Adviser’s tenure. They noted that the Portfolio’s performance was below the average of the peer group against which it was measured. They noted further, however, that a number of the funds in the Lipper peer group have longer durations than the Portfolio, which has a maximum duration of two years; thus many members of the peer group had had exposure to longer-maturity bonds, which experienced greater price appreciation during the period but were not accessible to the Portfolio. The Trustees concluded that the reported performance of the Portfolio relative to its Lipper peer group may not have been especially indicative of the Portfolio’s performance relative to its true peers. In light of these facts, and of the further fact that the Sub-Adviser had been managing the Portfolio for a comparatively short period, the Trustees determined that there was insufficient basis to conclude that the performance of the Portfolio to date had been unsatisfactory and that reconsideration of the Portfolio’s performance would be appropriate at a later time, when the Sub-Adviser’s tenure had lengthened and a more representative peer group had been identified.

The Board had been provided with data regarding the profitability to the Sub-Adviser of its relationship with the Trust and had not found the level of profitability to be excessive. In that connection they noted, however, that the profitability of a sub-adviser not affiliated with the Adviser may not be as important as the Adviser’s profitability, given the fact that the Adviser, not the Portfolio, compensates the Sub-Adviser out of its management fee. Similar considerations informed their deliberations regarding economies of scale at the sub-advisory level. They noted further that the sub-advisory fee paid by the Sub-Advisor was a stated percentage of the Portfolio’s fee to the Adviser and that the Adviser’s fee was well below the average paid by the Portfolio’s peers. On the foregoing basis, the Trustees determined that the sub-advisory fee was not excessive.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Portfolio.

24

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1958-1997) Mr. Boyan retired in 1997. Chairman Emeritus, Children’s Hospital, Boston, MA (1984-2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1992-2007); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995-2010).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988-2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993-2009); Director, IEmily.com, Inc. (2000-2010); and Trustee, National Osteoporosis Foundation (2005-2008).

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987-1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002-2007).

25

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees**

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005-present); Senior Managing Director, State Street Global Advisors (2006-present).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; and Trustee, Select Sector SPDR Trust

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers:

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1967	Vice President	Term: Indefinite Elected: 09/09	Senior Managing Director (1992-present) and Chief Operating Officer (May 2010-present), SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992-present).*

Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President, State Street Bank and Trust Company (2002-present).*

Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001-present).*

Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007-present); Assistant Vice President, Eaton Vance Management (2005-2007).

Jacqueline Angell State Street Global Advisors and SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).

Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Counsel, State Street Bank and Trust Company (2005-present).*

26

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)

Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007-present); Assistant Counsel, BISYS Group, Inc. (2005-2007) (a financial services company).*

Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007-present); Legal Analyst, Verizon Communications (2004-2007).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

27

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Short-Term Tax Exempt Bond Portfolio
State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITSHTFBDSAR

Item 2. Code of Ethics.

As of the end of the period, December 31, 2011, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has made amendments to its Code of Ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2011 and December 31, 2010, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $201,260 and $201,260, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2011 and December 31, 2010, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2011 and December 31, 2010 were $43,950 and $43,950, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2011 and December 31, 2010, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2011 and December 31, 2011, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $6,643,325 and $5,669,230, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2011 and December 31, 2010, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $20,700,000 and $17,600,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ James E. Ross
James E. Ross President

Date:	March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross President (Principal Executive Officer)

Date:	March 8, 2012

By:	/s/ Laura Dell
Laura Dell Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2012